As filed with the Securities and Exchange Commission on October 31, 1997


Securities Act File No. 33-46973
Investment Company Act File No. 811-6625

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  F O R M  N-1A

           Registration Statement Under the Securities Act of 1933  [X]
                       Pre-Effective Amendment No. __               [ ]

                       Post-Effective Amendment No. 33              [X]

                                       and
               Registration Statement Under the Investment Company

                        Act of 1940 Amendment No. 36                [X]


                       THE PAYDEN & RYGEL INVESTMENT GROUP
                        (formerly P & R Investment Trust)
               (Exact Name of Registrant as Specified in Charter)

                       333 South Grand Avenue, 32nd Floor
                          Los Angeles, California 90071
                    (Address of Principal Executive Offices)
                                 (213) 625-1900
              (Registrant's Telephone Number, Including Area Code)

                                 JOAN A. PAYDEN
                       333 South Grand Avenue, 32nd Floor
                          Los Angeles, California 90071
                                 (213) 625-1900
                     (Name and Address of Agent for Service)

                             Copy to: Michael Glazer
                      Paul, Hastings, Janofsky & Walker LLP
                555 S. Flower St., Los Angeles, California 90071

                               ------------------

                  Approximate Date of Proposed Public Offering:
                As soon as practicable following effective date.

                               ------------------

It is proposed that this filing will become effective:

[ ]     immediately upon filing pursuant to paragraph (b)

[ ]     on   (date)   pursuant to paragraph (b)

[ ]     60 days after filing pursuant to paragraph (a)(1)

[ ]    on   (date)   pursuant to paragraph (a)(1)



[X]    75 days after filing pursuant to paragraph (a)(2)



[ ]    on   (date)   pursuant to paragraph (a)(2), of Rule 485.

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                               ------------------

Title of Securities being registered:  Shares of Beneficial Interest

                       THE PAYDEN & RYGEL INVESTMENT GROUP

                              CROSS REFERENCE SHEET

                                    FORM N-1A

N-1A                                               Location in
Item No.              Item                         Registration Statement
--------              ----                         ----------------------

                   Part A: Information Required in Prospectus
                   -------------------------------------------

1.             Cover Page                          Cover Page

2.             Synopsis                            Funds Overview and Expense Information

3.             Condensed Financial                 Not Applicable
               Information

4.             General Description                 Investment Objectives
               of Registrant                       and Policies; Dividends, Distributions and Taxes

5.             Management of                       Management of the
               the Fund                            Funds

5A.            Management's Discussion
               of Fund Performance                 Not Applicable

6.             Capital Stock and                   How to Purchase Shares;
               Other Securities                    Dividends, Distributions and Taxes; Shareholder
                                                   Services

7.             Purchase of Securities              How to Purchase Shares;
               Being Offered                       Management of the Funds;
                                                   Net Asset Value

8.             Redemption or                       Redemption of Shares
               Repurchase

9.             Pending Legal                       Not Applicable
               Proceedings

N-1A                                               Location in
Item No.              Item                         Registration Statement
--------              ----                         ----------------------

                         Part B: Information Required in
                       Statement of Additional Information
                       -----------------------------------

10.            Cover Page                          Cover Page

11.            Table of Contents                   Cover Page

12.            General Information                 Not Applicable
               and History

13.            Investment Objectives               Investment Objectives
               and Policies                        and Policies; Fundamental
                                                   and Operating Policies

14.            Management of the                   Management of the Group
               Registrant

15.            Control Persons and                 Management of the Group
               Principal Holders of
               Securities

16.            Investment Advisory                 Management of the Group;
               and Other Services                  Other Information

17.            Brokerage Allocation                Portfolio Transactions

18.            Capital Stock and                   Other Information
               Other Securities

19.            Purchase, Redemption                Purchases and Redemptions
               and Pricing of Securities
               Being Offered

20.            Tax Status                          Taxation

21.            Underwriters                        Management of the Group

22.            Calculation of                      Fund Performance
               Performance Data

23.            Financial Statements                Not Applicable

                            Part C: Other Information
                           --------------------------

Information required to be included in Part C is set forth under the appropriate
Item, so numbered, in Part C to this Registration Statement.

PAYDEN & RYGEL



                        PAYDEN & RYGEL VALUE STOCK FUND

                        PAYDEN & RYGEL GROWTH STOCK FUND



                                   PROSPECTUS

                              ______________, 1997

TABLE OF CONTENTS


        Funds Overview..........................................................    4

        Expense Information ....................................................    5

        Net Asset Value.........................................................    6

        Dividends, Distributions and Taxes......................................    6

        Investment Objectives and Policies .....................................    8

        Investment Practices....................................................    9

        Management of the Funds.................................................   15

        Shareholder Services....................................................   17

        Redemption of Shares....................................................   20

        How to Purchase Shares..................................................   21

                         PAYDEN & RYGEL INVESTMENT GROUP
                             333 SOUTH GRAND AVENUE
                          LOS ANGELES, CALIFORNIA 90071
                                 (800) 5-PAYDEN
                                 (213) 625-1900


The Payden & Rygel Investment Group (the "Group") is a professionally managed, no-load, open-end management investment company. The Group currently consists of a number of distinct portfolios with separate investment objectives. Information about two of the portfolios, the Payden & Rygel Value Stock Fund and the Payden & Rygel Growth Stock Fund (each a "Fund"), including the investment objectives of the Funds, the types of securities in which each Fund may invest, and applicable investment policies and restrictions, is set forth in this Prospectus. There can be no assurance that the Funds' investment objectives will be achieved. Because the market value of each Fund's investments will change, the net asset value per share of the Funds also will vary.

This Prospectus sets forth concisely the information a prospective investor should know before investing in the Funds. Payden & Rygel (the "Adviser") serves as investment adviser for each of these Funds. Payden & Rygel has been in the investment advisory business for 14 years and manages assets of over $22 billion.

A Statement of Additional Information, dated , 1997, containing additional information about each Fund, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. It is available without charge and may be obtained by writing the Group at 333 South Grand Avenue, Los Angeles, California 90071 or by telephone at (213) 625-1900 or
(800) 5-PAYDEN (800-572-9336).

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, NOR ARE THE SHARES FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

This Prospectus should be read and retained for reference to information about the Funds.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                     The date of this Prospectus is , 1997.

                                 FUNDS OVERVIEW

FUND DESCRIPTIONS

The Payden & Rygel Value Stock Fund seeks long-term capital appreciation by investing with a value discipline. Companies selected for investment exhibit one or more of the following criteria: (a) a share price which appears to be inexpensive relative to the growth rate of cash flow or the growth rate of sales; (b) an ability to generate free cash flow internally; and (c) a positive catalyst, e.g., a new product or successful business plan implementation, resulting in a greater probability of realizing the company's potential intrinsic value.

The Payden & Rygel Growth Stock Fund seeks long-term capital appreciation by investing with a growth discipline. Companies selected for investment exhibit one or more of the following criteria: (a) a potential expansion in profitability based on factors such as industry profit levels, competitiveness, and the company's own competitive advantages and business strategy; and (b) achievement or the potential to achieve above average returns on equity.

INVESTMENT RISKS AND CONSIDERATIONS

Each of the Funds invests principally in equity or equity-based securities. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in the issuer's financial condition and prospects, and on overall market and economic conditions. In addition, the Adviser does not have substantial experience in the direct management of equity portfolios.

Each of the Funds may invest in securities of foreign issuers through American Depository Receipts ("ADRs"). In order for a company to issue ADRs, its financial statements must conform to generally accepted accounting principles, or GAAP, as applied to domestic companies. Each of the Funds will invest no more than 15% of its assets in ADRs. Investing in securities of foreign issuers involves investment risks that are different in some respects from those incurred by a fund that invests only in securities of U.S. governmental entities and domestic companies, including differences in reporting standards; adverse changes in investment, exchange or tax control regulations; political instability; changes in exchange rates; greater portfolio volatility; additional transaction costs; less government regulation of securities markets, brokers and issuers; possible difficulty in obtaining and enforcing judgments in foreign courts; and imposition of restrictions on foreign investments.


PURCHASE AND REDEMPTION OF SHARES

Each Fund offers its Class R Shares through Payden & Rygel Distributors with no sales charge. In general, the minimum initial investment is $5,000, and the minimum additional investment is $1,000. Tax-sheltered Retirement Plans and the Automated Investment Programs require different minimum investments. See "Shareholder Services" and "How to Purchase Shares." Shares of each Fund may be exchanged for any class of shares of any other portfolio of the Group, except for Class I Shares.

Shares of each Fund may be redeemed or exchanged without cost at the net asset value per share of the Fund next determined after receipt of a request in proper form. The redemption or exchange price may be more or less than the purchase price.


                               EXPENSE INFORMATION

Class R Shares of each Fund are offered to investors on a no-load basis without any sales commissions or distribution ("12b-1 plan") charges.

ANNUAL FUND OPERATING EXPENSES

For Class R Shares of each Fund, the Advisory Fees, Other Expenses and Total Fund Expenses, as an estimated percentage of average net assets for the first year of operation after reimbursement of Advisory fees and Other expenses, are as follows:

                             VALUE STOCK FUND             GROWTH STOCK FUND
                             ----------------             -----------------
Advisory Fees
Other Expenses
Total Fund Expenses

FUND EXPENSE LIMITS

The Adviser has guaranteed that, for so long as it acts as investment adviser to a Fund, the total expenses of the Fund, including advisory fees (but excluding interest, taxes, portfolio transaction expenses, blue sky fees, 12b-1 plan fees [if any such plan is adopted in the future] and extraordinary expenses), will not exceed 0.60% of the Fund's average daily net assets on an annualized basis.

In addition, the Adviser has voluntarily agreed to temporarily limit each Fund's expense ratio to 0.45% of the Fund's average daily net assets on an annualized basis through October 31, 1998 (exclusive of interest, taxes, portfolio transaction expenses, blue sky fees, 12b-1 plan fees [if any such plan is adopted in the future] and extraordinary expenses).

Each Fund will reimburse the Adviser for fees foregone or other expenses paid by it in any fiscal year pursuant to the expense guarantee or voluntary expense cap at a later date, without interest, so long as such reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee or voluntary expense cap (whichever is in effect at the time of reimbursement). No Fund will be required to repay any unreimbursed amounts to the Adviser upon termination of its investment management contract with respect to the Fund. Actual expenses for Class R Shares of each Fund for the fiscal year ending October 31, 1998, before reimbursement by the Adviser, are estimated to be % of average daily net assets (annualized).

EXPENSES PER $1,000 INVESTMENT

The following table illustrates the expenses a shareholder would pay on a $1,000 investment in the Class R Shares of each Fund over various time periods assuming
(1) a 5% annual return and (2) redemption at the end of each time period. As noted above, there are no Fund redemption fees of any kind.

                             1 YEAR         3 YEARS
                             ------         -------
Value Stock Fund
Growth Stock Fund

The information in the table is provided for purposes of assisting current and prospective shareholders in understanding the various costs and expenses that an investor will bear, directly or indirectly. The hypothetical annual return of 5% is used for illustrative purposes only and should not be interpreted as an estimate of any Fund's annual returns, as there can be no guarantee of any Fund's future performance.

                                 NET ASSET VALUE

The net asset value per share of each Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) by dividing the difference between the value of assets and liabilities of the class by the number of shares of that class outstanding. Equity securities listed or traded on any domestic (U.S.) securities exchange are valued at the last sale price or, if there have been no sales during the day, at the last bid prices. Securities traded only on the over-the-counter market are valued at the latest bid prices.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends are declared and distributed to shareholders semi-annually for each of the Funds. Any net realized capital gains from the sale of portfolio securities will be distributed no less frequently than once yearly. Dividend and capital gain distributions of each Fund will be paid in the form of additional shares of the Fund at the net asset value on the ex-dividend date unless the shareholder elects to have them paid in cash by completing an appropriate request form.

Each Fund has elected and intends to qualify annually to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, each Fund generally is not subject to federal income tax on its investment company taxable income (which includes interest and net short-term capital gains in excess of any net long-term capital losses) and net capital gain (net long-term capital gains in excess of the sum of net short-term capital losses and unexpired capital loss carryovers), if any, that it distributes to shareholders, provided it distributes each taxable year at least 90% of its investment company taxable income, including any net interest income excludable from gross income under section 103(a) of the Code. Each Fund intends to distribute to its shareholders, at least annually, substantially all such amounts.

Dividends and distributions from long-term capital gains paid by the Funds are taxable. Capital gains distributions are made when a Fund realizes net capital gains on sale of portfolio securities during the year. Any short-term capital gains or any taxable interest income will be distributed as a taxable ordinary dividend distribution. Sale of a Fund's shares is a taxable event and may result in a capital gain or loss.

Investment income received from sources within foreign countries may be subject to foreign income taxes. The U.S. has entered into tax treaties with many foreign countries which entitle certain investors to a reduced rate of tax or to certain exemptions from tax. The Funds will operate so as to qualify for such reduced tax rates or tax exemptions whenever practicable. The Funds may qualify for and make an election permitted under section 853 of the Code so that shareholders will be able to claim a credit or deduction on their Federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of the income taxes paid by the Funds to foreign countries (which taxes relate primarily to investment income). The shareholders of the Funds may claim a credit by reason of the Funds' election subject to certain limitations imposed by section 904 of the Code. However, no deduction for foreign taxes may be claimed under the Code by individual shareholders who do not elect to itemize deductions on their Federal income tax returns, although such a shareholder may claim a credit for foreign taxes and in any event will be treated as having taxable income in the amount of the shareholder's pro rata share of foreign taxes paid by the Funds. Although the Group intends to meet the requirements of the Code to "pass through" such taxes, there can be no assurance that the Funds will be able to do so.

Prior to purchasing shares of a Fund, an investor should carefully consider the impact of the dividends or capital gains distributions which are expected to be or have been announced. Any dividends or distributions paid shortly after a purchase by an investor will have the effect of reducing the per share net asset value of the investor's shares by the per share amount of the dividends or distributions.

Distributions may be subject to additional state and local taxes, depending on each shareholder's particular situation. Shareholders should consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund. For further discussion of these matters, please see the Statement of Additional Information.


                                 CAPITALIZATION

The Group was organized as a Massachusetts business trust on January 22, 1992. Its Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest in the Group and to classify or reclassify any unissued shares into one or more series or classes of shares. Pursuant to such authority, the Board of Trustees has authorized the issuance of twenty series of shares, including the two series of shares which are sold through this prospectus. Each of the Funds has one class of shares, the Class R Shares. The other portfolios of the Trust also offer Class S Shares, which bear the expenses of a shareholder service plan of up to 0.25% of average annual net assets. In addition, a few portfolios offer Class I Shares, which have higher investment minimums, fewer shareholder services and lower expenses than Class R Shares.


                                     VOTING

Shareholders have the right to vote in the election of Trustees and on any and all matters on which they may be entitled to vote by law or the provisions of the Declaration of Trust. Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). Shareholders will vote in the aggregate and not by series or class except as otherwise required by law or when the Board of Trustees of the Group determines that a matter to be voted on affects only the interest of a particular series or class. Voting rights are not cumulative, and accordingly the holders of more than 50% of the shares of the Group may elect all of the Trustees. The Group is not required to hold regular annual meetings of shareholders and does not intend to do so except when required by law. The Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Group may remove a person serving as Trustee at a shareholder meeting called by written request of the holders of not less than 10% of the outstanding shares of the Group.


                       INVESTMENT OBJECTIVES AND POLICIES

PAYDEN & RYGEL VALUE STOCK FUND

The Value Stock Fund's investment objective is to seek long term capital appreciation. The Fund pursues its objective by investing with a value discipline. In selecting companies for investment, the Adviser evaluates the extent to which a company meets the investment criteria set forth below. The weight given to a particular investment criterion will depend upon the circumstances, and some portfolio holdings may not meet all of the following criteria:

        Price to value disparity. The Adviser seeks companies whose share price appears to be inexpensive relative to the growth rate of cash flow and/or the growth rate of sales. The Adviser believes that traditional methods of measuring value, such as ratios of price to earnings or price to book value, are less indicative of a company's true intrinsic value, due to the unprecedented willingness of companies to write down assets and take charges to income. The Adviser believes that fewer distortions are present in the cash flow and sales measures, and this provides a more accurate measure of intrinsic value.

        Ability to generate free cash flow internally. Cash flow is defined as earnings before extraordinary items plus depreciation. The conceptual definition of free cash flow is all the cash generated by operations that can be distributed back to shareholders without affecting the current growth of the firm. A shorthand estimation procedure for such free cash flow subtracts from cash collections non-discretionary cash expenses and non-discretionary capital expenditures. Using this concept, the firm can distribute these free cash flows back to shareholders without reducing its market value, or use these free cash flows to take advantage of new business opportunities. The firm can also use its free cash flows to pay down debt, thereby increasing market value for shareholders. The Adviser believes that a company that is able to generate free cash flow internally is also a company with financial flexibility. We seek companies with relatively clean financial statements that adhere to conservative accounting practices.

        POSITIVE CATALYST. The Adviser believes that companies with a positive catalyst have a greater probability of realizing their potential intrinsic value. Such a catalyst may be a new product, a management addition or change, or the successful implementation of a business plan.

In general, the Value Fund will remain fully invested in equities, and the Adviser will not maintain a significant cash position as part of an attempt to time the market.

PAYDEN & RYGEL GROWTH STOCK FUND

The Growth Stock Fund's investment objective is to seek long term appreciation of capital. The Fund pursues its objective by investing with a growth discipline. In selecting companies for investment, the Adviser evaluates the extent to which a company meets the investment criteria set forth below. The weight given to a particular investment criterion will depend upon the circumstances, and some portfolio holdings may not meet each of the following criteria:

        A potential expansion in profitability. The Adviser believes that an expansion in profit margins generally results in an improved market evaluation. Therefore, the Adviser will look for companies that it believes have the potential of sustainable levels of profitability greater than their current levels. The factors used to assess a sustainable level of future profitability for a company include industry profit levels, competitiveness, and the company's competitive advantages and business strategy. Competitive advantages could include a distinctive attribute that cannot easily be duplicated by present or potential competitors, or a product or services are regarded as being of superior quality which enables the company to obtain a premium price, or a distinctive capability in sales, service, or distribution.

        Returns on equity. The company should have achieved, or have the potential to achieve, an above average return on equity through the efficient use of assets and adequate margins.

In general, the Growth Stock Fund will remain fully invested in equities, and the Adviser will not maintain a significant cash position as part of an attempt to time the market.


                              INVESTMENT PRACTICES

INVESTMENT TECHNIQUES

The Adviser utilizes various investment techniques in managing each Fund's portfolio, including the following:

EQUITY SECURITIES. Each of the Funds will invest its assets in equity securities of companies having various levels of market capitalization. Generally, the market capitalization of the companies in the Value Stock Fund's portfolio will not be less than $1 billion. The market capitalization of the companies in the Growth Stock Fund's portfolio will generally not be less than $300 million.

Stocks of small companies carry higher risks than those of larger companies. This is because small companies may be in an earlier stage of development, may be dependent on a small number of products or services, may lack substantial capital reserves and/or do not have proven track records. Smaller companies may be more adversely affected by poor economic or market conditions. In addition, small companies may be traded in low volumes, which can increase volatility and liquidity risks.

AMERICAN DEPOSITORY RECEIPTS. Each of the Funds may invest up to 15% of its assets in American Depository Receipts. Generally, an ADR is a dollar denominated security issued by a U.S. bank or trust company that represents, and may be converted into, an underlying foreign security. ADRs may be denominated in a currency different from the underlying securities into which they may be converted. Typically, ADRs, in registered form, are designed for issuance in U.S. securities markets. Investments in depository receipts entail risks similar to direct investments in foreign securities.

STANDARD & POOR'S DEPOSITARY RECEIPTS. Standard & Poor's Depositary Receipts ("SPDRs") are shares of a publicly traded unit investment trust which owns the stocks included in the Standard & Poor's 500 Stock Price Index ("S&P 500 Index"), and changes in the prices of SPDRs track the movement of the S&P 500 Index relatively closely. SPDRs are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk of declines in the general level of stock prices. They are also subject to the risks of trading halts due to market conditions or other reasons that, in the view of the American Stock Exchange, make trading in SPDRs inadvisable. As a matter of operating policy, a Fund will not invest more than 25% of its assets in SPDRs.

CONVERTIBLE SECURITIES AND WARRANTS. Each of the Funds may invest in convertible securities and warrants. Convertible securities, such as convertible preferred stocks and debentures, may be exchanged for or converted into a predetermined number of shares of the issuer's common stock at the option of the holder during a specified time period. Convertible securities generally pay interest or dividends and provide for participation in the appreciation of the underlying common stock. Convertible securities generally provide higher yields than the underlying equity securities, but generally offer lower yields than non-convertible securities of similar quality. The value of a convertible security is a function of a variety of factors, including its yield in comparison with comparable non-convertible securities, its value if converted into the underlying common stock, and the credit standing of the issuer.

Warrants give the holder the right to purchase a specified number of shares of the underlying stock at any time at a fixed price, but do not pay a fixed dividend. Investment in warrants involves certain risks, including the possible lack of a liquid market for resale, potential price fluctuations as a result of speculation or other factors, and the failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund's entire investment in the warrant). As a matter of operating policy, a Fund will not invest more than 5% of its total assets in warrants.

OPTIONS AND FUTURES CONTRACTS. Each Fund may purchase and sell covered put and call options on securities and securities indexes, index futures contracts (agreements to take or make delivery of a specified quantity of financial instruments at a specified price and date), and put and call options on such futures contracts. Such options and futures contracts are derivative instruments which may be traded on U.S. or foreign exchanges or with broker/dealers which maintain markets for such investments. Each Fund may also employ combinations of put and call options, including without limitation, straddles, spreads, collars, and strangles. Further information regarding these techniques may be found in the Statement of Additional Information. These techniques are used to hedge against changes in securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by a Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the stock, bond and currency markets. In addition to the hedging transactions referred to above, each of the Funds may enter into options and futures transactions to enhance potential gain in circumstances where hedging is not involved.

An equity index, such as the S&P 500 Index, is a statistical measure designed to reflect specified facets of a particular financial or securities market. An option on an index gives the holder the rights, in return for the premium paid, to require the writer to pay cash equal to the difference between the closing price of the index and the exercise price of the option, times a specified multiplier.

An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.

Upon entering into a futures contract, the Fund will be required to deposit with its custodian in a segregated account in the name of its futures broker a specified amount of cash or securities. This amount is known as "initial margin", and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Subsequent payments, called "variation margin" to and from the broker, will be made on a daily basis as the price of the index fluctuates, making the position in the futures contract more or less valuable, a process known as "marking to market".

MONEY MARKET FUNDS. To maintain liquidity, each Fund may invest in unaffiliated money market funds. No money market fund investment by a Fund will be in excess of 3% of the total assets of the money market fund. The Funds do not anticipate investing more than 15% of their respective net assets in money market funds. An investment in a money market mutual fund by a Fund will involve payment by the Fund of its pro rata share of advisory and administrative fees charged by such money market fund.

MONEY MARKET OBLIGATIONS. Each Fund may invest in U.S. dollar denominated bank certificates of deposit, bankers acceptances, commercial paper and other short-term debt obligations of U.S. issuers, including U.S. Government and agency obligations. All money market obligations will be considered high quality, meaning that the security will be rated in one of the two highest categories for short-term securities by at least two nationally recognized rating services (or by one if only one rating service has rated the security) or, if unrated, will be judged to be of equivalent quality by the Adviser.

REPURCHASE AGREEMENTS. For the purpose of maintaining liquidity or realizing additional income, each Fund may enter into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller's agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements are the economic equivalent of loans by a Fund. In the event of a bankruptcy or default of any such dealer or bank, a Fund could experience costs and delays in liquidating the underlying securities which are held as collateral, and the Fund might incur a loss if the value of the collateral held declines during this period.

REVERSE REPURCHASE AGREEMENTS. Each of the Funds may enter into reverse repurchase agreements (agreements to sell portfolio securities, subject to such Fund's agreement to repurchase them at a specified time and price) with well-established registered dealers and banks. A Fund covers its obligations under a reverse repurchase agreement by maintaining a segregated account comprised of cash, U.S. Government securities or high-grade debt obligations, maturing no later than the expiration of the agreement, in an amount (marked to market daily) equal to its obligations under the agreement. Reverse repurchase agreements are the economic equivalent of borrowings by a Fund.

RESERVES. Each Fund may establish and maintain reserves when the Adviser determines that such reserves would be desirable to enable it to take advantage of buying opportunities. A Fund's reserves may be invested in domestic and foreign money market instruments, including government obligations, commercial paper and short-term corporate debt issues meeting the quality standards described above; money market funds, certificates of deposit and bankers' acceptances of banking institutions described in the Statement of Additional Information; and repurchase agreements. Although there is no limit on the percentage of a Fund's assets which may be maintained in such reserves, under normal circumstances no more than 10% of its total assets is expected to be maintained in such reserves.

ILLIQUID SECURITIES. Some securities can be illiquid, meaning that they may not be sold in the ordinary course of business within seven days at approximately the price at which they are valued. A Fund will not invest more than 15% of its net assets in illiquid securities. In accordance with guidelines established by the Board, the Adviser or Sub-adviser will determine the liquidity of each investment using various factors such as (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features) and (5) the likelihood of continued marketability and credit quality of the issuer.

TEMPORARY DEFENSIVE MEASURES. During times when the Adviser believes that a temporary defensive posture is warranted, each Fund may hold part or all of its assets in cash, U.S. Government and Government agency securities, money market obligations, short-term corporate debt securities and money market funds. When the assets of a Fund are so invested, the Fund may not be achieving its investment objectives.

ADDITIONAL RISK FACTORS

DIVERSIFICATION

As the Adviser may from time to time invest a large percentage of each Fund's assets in securities of a limited number of issuers, each Fund has been classified as "non-diversified". As provided in the Investment Company Act of 1940, a diversified fund has, with respect to at least 75% of its total assets, no more than 5% of its total assets invested in the securities of one issuer, plus cash, Government securities, and securities of other investment companies. Accordingly, each Fund may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified investment company. However, each Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code, and therefore will be subject to diversification limits requiring that, as of the close of each fiscal quarter,
(i) no more than 25% of its total assets may be invested in the securities of a single issuer (other than U.S. Government securities), and (ii) with respect to 50% of its total assets, no more than 5% of such assets may be invested in the securities of a single issuer (other than U.S. Government securities) or invested in more than 10% of the outstanding voting securities of a single issuer.

FOREIGN INVESTMENTS

Each of the Funds may invest in securities of foreign issuers, through ADRs. Investments in foreign securities present opportunities for both increased benefits and risks as compared to investments in the U.S. securities market.

Securities markets in different countries may offer enhanced diversification of investors' portfolios because of differences in economic, financial, political and social factors. However, investing in securities of foreign issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers. These risks may include less publicly available information and less governmental regulation and supervision of foreign stock exchanges, brokers and issuers. Changes in foreign exchange rates will affect the value of the securities held in each of the Funds. Fluctuations in foreign currency exchange rates will also affect the value of dividends earned, gains and losses realized on the sale of securities and net investment income and gains, if any, distributed to shareholders. Securities of foreign issuers are subject to the possibility of expropriation, nationalization, confiscatory taxation, adverse changes in investment or exchange control regulation, political instability and restrictions in the flow of international capital. Securities of some foreign issuers are less liquid and their prices more volatile than the securities of U.S. companies. It may also be more difficult to obtain and enforce judgments against foreign entities.

OPTIONS AND FUTURES CONTRACTS

Transactions in securities options, futures contracts and options on futures contracts involve a variety of risks, including the inability to close out a position because of the lack of a liquid market and, in the case of futures transactions, lack of correlation between price movements in the hedging vehicle and the portfolio assets being hedged. To the extent that a Fund enters into futures contracts, options on futures contracts or options on foreign currencies, in each case other than for bona fide hedging purposes (as defined by the Commodity Futures Trading Commission), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. Each Fund covers its obligations with respect to such futures contracts and options by maintaining assets sufficient (together with its margin deposits) to meet such obligations; depending on the nature of the contract or option, this cover is in the form of liquid assets, put or call options, the underlying instruments which are the subject of the contract or option, or a long or short position in the contract which is the subject of an option. Options and futures transactions can be highly volatile and could result in reduction of a Fund's total return, and a Fund's attempt to use such instruments for hedging purposes may not be successful. The aggregate market value of a Fund's portfolio securities covering put options on securities written by the Fund will not exceed 50% of its net assets.

OTHER INVESTMENT POLICIES

Each Fund's investment program and policies are subject to further restrictions and risks which are described in the Statement of Additional Information. Each Fund's investment objective is fundamental and, therefore, may not be changed without obtaining shareholder approval. A Fund's other investment policies and practices may be changed without shareholder approval unless otherwise specified as fundamental policies.

FUNDAMENTAL INVESTMENT POLICIES. As a matter of fundamental policy, a Fund will not (1) purchase a security of any issuer if, as a result, with respect to 50% of the Fund's total assets, more than 10% of the outstanding voting securities of the issuer would be held by the Fund (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities); (2) borrow money except for temporary, extraordinary or emergency purposes or for the clearance of transactions in amounts not exceeding 30% of its total assets valued at market (for this purpose, reverse repurchase agreements and delayed delivery transactions covered by segregated accounts as described above are not considered to be borrowings.); or (3) in any manner transfer as collateral for indebtedness any security of the Fund except in connection with permissible borrowings. In addition, a Fund will not purchase any security which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of any one or more issuers conducting their principal business activities in the same industry, provided that (1) there is no limitation with respect to U.S. Government obligations and repurchase obligations secured by such obligations, (2) wholly owned finance companies will be considered to be in the industries of their parents, (3) SPDRs will be divided according to the industries of their underlying common stocks, and (4) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry).

OTHER INVESTMENT POLICIES. As a matter of operating policy, a Fund will not (1) purchase a security of any one issuer if, as a result, more than 15% of the value of its net assets would be invested in illiquid securities, including repurchase agreements which do not provide for payment within seven days or other securities which are not readily marketable; or (2) purchase additional securities when borrowings exceed 5% of the Fund's total assets.

PORTFOLIO TURNOVER. Neither Fund can accurately predict its future annual portfolio turnover rate. The Value Fund's portfolio turnover is expected to be less than 100%. Annual portfolio turnover for the Growth Stock Fund is expected to be less than 200%. High turnover rates increase transaction costs and may increase taxable capital gains. The Adviser considers these effects when evaluating the anticipated benefits of short term investing.

Neither Fund can accurately predict it's future annual portfolio turnover rate.


                             MANAGEMENT OF THE FUNDS

The business of the Group is managed under the direction of its Board of Trustees, which establishes the Group's policies and supervises and reviews the management of the Funds. Information about the Trustees and the Group's executive officers may be found in the Statement of Additional Information.

INVESTMENT ADVISER

Payden & Rygel serves as investment adviser to the Funds pursuant to an investment management contract with the Group. The Adviser is an investment counseling firm founded in 1983, and currently has over $22 billion of assets under management. Payden & Rygel's address is 333 South Grand Avenue, Los Angeles, California 90071. It is registered as an investment adviser with the Securities and Exchange Commission and as a commodity trading adviser with the Commodity Futures Trading Commission.

The Adviser manages the investment and reinvestment of the assets of the twenty portfolios of the Group, including the Funds, and reviews, supervises and administers all investments. Several teams, each responsible for a number of portfolios of the Group, including the Funds, are responsible for the day-to-day management of these portfolios within the broad investment parameters established by the Adviser's Global Investment Policy Committee. These teams are supervised by the Executive Committee of the Global Investment Policy Committee, comprised of John Isaacson, Scott King and Christopher Orndorff.

John Isaacson is an Executive Vice President and the Chief Investment Officer of Payden & Rygel. He joined the Company in 1988 and has 25 years of experience in the investment business. Scott King is an Executive Vice President and the Head of Trading at Payden & Rygel. He was one of the original members of the Company when it was founded in 1983 and has over 17 years of investment experience. Christopher Orndorff is a Vice President and head of Global Asset Allocation at Payden & Rygel. He joined the company in 1990 and has 13 years of experience in the investment business. Mr. Isaacson, Mr. King and Mr. Orndorff are responsible for defining the broad investment parameters of the Funds, including the types of strategies to be employed and the range of securities acceptable for investment.

Each of the teams analyzes investment opportunities and strategies, and makes portfolio management decisions (subject to prior review of significant decisions by the Global Investment Policy Committee) and applies them to the portfolios for which the team has responsibility. The strategy team responsible for the Funds is the Equity Strategy Group, which is headed by Mr. Orndorff.

The Adviser does not have substantial experience in the direct management of equity portfolios. While the Adviser has considerable experience in the investment management of securities portfolios, the Adviser's experience up to the present time has been focused primarily on the management of portfolios which are composed of fixed income securities. The Adviser's Equity Strategy Group, which is responsible for managing the Funds, also is responsible for four other portfolios of the Group. These other four portfolios commenced operations at various times since November 1, 1996. The Adviser is the sole investment manager for one of those portfolios, whose investment strategy and techniques are most analogous to those of an index fund. As for the other three portfolios, the Adviser has retained a Sub-adviser who is responsible for the day-to-day investment management of the equity portion of those portfolios. The Adviser, of course, is responsible for supervising the Sub-adviser. As a consequence, the investment strategy and techniques for the Value Stock Fund and the Growth Stock Fund, as described above under "Investment Objectives and Policies," involve a higher degree of active management by the Adviser than has been required in its management of the other portfolios of the Group that are wholly or primarily composed of equity securities.

The Adviser receives a monthly fee from each Fund at the following annual rates:
0.50% for the first $2 billion of the Fund's average daily net assets, and 0.40% of the Fund's average daily net assets above $2 billion.

ADMINISTRATOR AND TRANSFER AGENT

Treasury Plus, Inc., a wholly owned subsidiary of the Adviser, serves as the Administrator to the Funds pursuant to a management and administration contract with the Group. The Administrator's address is 333 South Grand Avenue, Los Angeles, California 90071. The Administrator provides administrative services to each Fund, including administrative and clerical functions, certain shareholder servicing functions and supervision of the services rendered to each Fund by other persons.

Investors Fiduciary Trust Company ("IFTC"), a Missouri trust company located at 127 West 10th Street, Kansas City, Missouri, 64105, provides accounting, dividend disbursing and transfer agency services to each Fund pursuant to fund accounting and transfer agency contracts with the Group.

For providing administrative services to the Group, the Administrator receives a monthly fee at the annual rate of 0.06% of the daily net assets of the Group. IFTC receives fees for fund accounting services and dividend disbursing and transfer agency services. Certain out-of-pocket expenses are also reimbursed at actual cost.

Advisory and administrative fees generally will be charged to each class of shares based upon the assets of that class. Expenses attributable to a single class of shares will be charged to that class.

DISTRIBUTOR

Shares of the Funds are distributed through Payden & Rygel Distributors, a wholly owned subsidiary of Payden & Rygel located at the same address. The Distributor is a broker-dealer registered with the Securities and Exchange Commission and is a member of the National Association of Securities Dealers, Inc.

PERFORMANCE INFORMATION

Each of the Funds may, from time to time, include the yield and total return for its Class R Shares in advertisements or reports to shareholders or prospective investors. Yield will be quoted using the SEC definition, which is the annualized net investment income per share during a particular 30-day (or one month) period. Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over specified periods.


OFFERING

Copies of the Group's 1998 Semi-Annual Report and Annual Report will be made available upon publication without charge by writing or calling the Group at the address and phone number listed in the front of this prospectus.

No dealer, sales representative or other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained herein, and, if given or made, such other information or representations may not be relied upon as having been authorized by the Group or the Distributor. This Prospectus does not constitute an offer by the Group or the Distributor to sell, or a solicitation of an offer to buy, any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer in such jurisdiction.


                              SHAREHOLDER SERVICES

TAX-SHELTERED RETIREMENT PLANS

The Funds accept purchases of shares by tax-sheltered retirement plans such as IRAs, rollover IRAs, Keogh or corporate profit sharing plans, Simplified Employee Pension plans, 403(b) and 401(k) plans. Please call a Fund Representative to receive a retirement package which includes a special application for tax-sheltered accounts. The Group currently waives the Fiduciary Administration Fees charged by IFTC associated with such plans.

EXCHANGE PRIVILEGE

The Group currently consists of twenty investment portfolios, including the Funds, with varying investment objectives or policies, and other investment portfolios may be created. Class R Shares of each Fund may be exchanged for any class of shares, except for Class I Shares, of any of the other investment portfolios of the Group. Exchanges are made on the basis of the net asset values of the portfolios involved. The minimum amount for any exchange is $1,000.

Because an exchange is considered a redemption and purchase of shares, the shareholder may realize a gain or loss for federal income tax purposes. Before making an exchange into another investment portfolio, a shareholder should obtain and review a current prospectus of the investment portfolio into which the shareholder wishes to transfer. When exchanging shares into another investment portfolio, shareholders should be aware that, among other significant differences, the portfolios may have different dividend payment dates, minimum initial investments and minimum additional investments.

Exchanges will be effected upon receipt of written instructions signed by all account owners. In addition, shareholders who complete the telephone privilege authorization portion of the Account Registration Form may effect exchanges from a Fund into an identically registered account in one of the other available portfolios by a telephone call to the Distributor at (213) 625-1900 or (800) 5-PAYDEN (800-572-9336). Finally, shareholders may participate in the Automatic Exchange Plan to automatically redeem a fixed amount from one Fund for investment in another portfolio on a regular basis. See "Automated Investment Programs."

The Exchange Privilege may be modified or discontinued by the Group at any time upon 60 days' notice to shareholders. The Group also reserves the right to limit the number of exchanges a shareholder may make in any year to avoid excessive Fund expenses. The Exchange Privilege is only available in states where the exchange may be legally made.

TELEPHONE PRIVILEGE

Shareholders may exchange or redeem shares by telephone if they have elected this option on the Account Registration Form. If a shareholder calls before 1:00 p.m. (Pacific Time), the exchange or redemption will be at the net asset value determined that day; if a shareholder calls after 1:00 p.m. (Pacific Time), the exchange or redemption will be at the net asset value determined on the next business day. During periods of drastic economic or market changes, it is possible that the telephone exchange privilege may be difficult to implement. In this event, shareholders should follow the other exchange and redemption procedures discussed in this prospectus.

Shareholders should realize that by electing the telephone privilege they may be giving up a measure of security that they may have if they were to exchange or redeem their shares in writing. The Group will employ procedures designed to provide reasonable assurance that instructions communicated by telephone, telegraph or wire communication are genuine and, if it does not do so, it may be liable for any losses due to unauthorized or fraudulent instructions. The Group reserves the right to refuse a telephone, telegraph or wire communication exchange or redemption request if it believes that the person making the request is not authorized by the investor to make the request. Neither the Group nor its agents will be liable for any loss, liability or cost which results from acting upon instructions of a person reasonably believed to be a shareholder with respect to the telephone, telegraph or wire communication privilege.

AUTOMATED INVESTMENT PROGRAMS

Shareholders may take advantage of two programs which permit automated investments in the Group's Funds.

ELECTRONIC INVESTMENT PLAN. If authorized by the shareholder, additional investments in either Fund may be made using the Automated Clearing House System ("ACH") which transfers money directly from the shareholder's bank account to the Fund for investment. Initial investments in the Funds may not be made through ACH.

The ACH is an electronic money transfer system that is used throughout the United States. It is easy, convenient, inexpensive and avoids the potential of theft of checks from the postal system. It is used by many employers to pay salaries and is also used by the United States Government to send social security payments directly into retiree accounts.

Two investment options may be chosen. First, the shareholder may elect to make investments on a set schedule either monthly or quarterly. Under this option, the shareholder's financial institution will deduct an amount authorized by the shareholder which will normally by credited to the Fund on the 15th day of the month (or next business day if the 15th is a holiday or on a weekend). The shareholder's bank account will typically be debited the prior business day, although this varies with each financial institution. The minimum initial investment, which may be made by check or wire, is $2,500, with additional investments by ACH of no less than $250.

Under the second option, the shareholder may also elect to authorize ACH transfers via telephone request. Money will be withdrawn from the shareholder's account only when authorized by the shareholder. There will be no set schedule of withdrawals from the shareholder's account. Additionally, the investor may vary the amount of the investment. Under this option, the minimum initial investment is $5,000, with additional investments by ACH no less than $1,000. Due to operational considerations, for telephonic requests received prior to 12:30 p.m. (Pacific Time), the investment will be at the net asset value determined on the next business day. For telephonic requests received after 12:30 p.m. (Pacific Time), the investment will be at the net asset value determined on the second business day following receipt of the call.

Please note the following guidelines:

o The shareholder's financial institution must be a member of the Automated Clearing House System.
o The shareholder must complete and return an Automated Investment Program form along with a voided check or deposit slip at least 15 days prior to the initial transaction.
o An account with the Group must be established before the Electronic Investment Plan goes into effect.
o The Electronic Investment Plan will automatically terminate if all shares are redeemed.
o Termination must be in writing and will become effective the month following receipt.

AUTOMATIC EXCHANGE PLAN. Shareholders may participate in the Automatic Exchange Plan to automatically redeem a fixed amount from one Fund for investment in another portfolio of the Group on a regular basis. The shareholder elects this option by completing an Automated Investment Programs form to determine the periodic schedule (monthly or quarterly) and exchange amount (minimum amount of $1,000) and to identify the portfolio of the Group in which the investment is to be made. The automatic transfer is effected on the 15th day (or the next business day if the 15th is a holiday or on a weekend) of the month. Class R Shares may not be exchanged for Class I Shares of any portfolio of the Group. Before effecting an exchange, you should obtain the current prospectus of the portfolio into which the exchange is to be made. An exchange will be treated as a redemption and purchase for tax purposes.

SHAREHOLDER INQUIRIES

Shareholders with inquires concerning either of the Funds may call the Group at
(213) 625-1900, or (800) 5-PAYDEN, or write to Payden & Rygel Investment Group, 333 South Grand Avenue, Los Angeles, CA 90071.


                              REDEMPTION OF SHARES

Each Fund will redeem its shares at the net asset value next determined following receipt of the request in proper form. Redemptions may be made in writing, by calling the Distributor at (800) 5-PAYDEN, by telegraph or by other wire communication. No charge is made for redemptions. Shares redeemed may be worth more or less than the purchase price of the shares, depending on the market value of the investment securities held by the Funds at the time of redemption.

Redemption requests in writing or by telegraph or other wire communications should be directed to the Group at 333 South Grand Avenue, Attn.: Fund Distributor, Los Angeles, California 90071. Payment for redemption of recently purchased shares will be delayed until the Fund is advised that the purchase check has been honored, which may take up to 15 days after receipt of the check. If the proceeds of a written request are to be paid to a person other than the record owner of the shares or are to be sent to an address other than the address of record, the signature on the request must be guaranteed by a commercial bank, a trust company or another eligible guarantor institution. A signature guarantee may be rejected if it is believed to be not genuine or if there is any reason to believe that the transaction is improper. Payment of the redemption price will ordinarily be wired to the shareholder's bank or mailed to the shareholder address of record one business day after receipt of the request, but may take up to seven days. Telephone redemptions may be difficult to implement during periods of drastic economic or market changes, which may result in an unusually high volume of telephone calls.

A Fund may suspend the right of redemption or postpone the payment date at times when the New York Stock Exchange is closed or during certain other periods as permitted under the federal securities laws.


                             HOW TO PURCHASE SHARES

Shares of the Funds may be purchased at net asset value without a sales charge. The minimum initial and additional investment levels per Fund are as set forth below. An account may only be opened by completing an application and mailing it to the appropriate address below under "Initial Investment." Shares cannot be purchased until a properly completed application is received by the Group. If you wish to open a tax-sheltered retirement plan (such as an IRA), special application forms must be completed. Please be sure to ask for an IRA information kit. Transaction fees may be charged for the purchase and/or sale of shares through a broker.

INITIAL INVESTMENT

BY CHECK - ALL FUNDS
o       Complete Application
o       Make check payable to the Fund and mail with application to:
               Payden & Rygel Investment Group
               P.O. Box 419318
               Kansas City, MO  64141-6318

BY FEDERAL FUNDS WIRE
o       Complete application and mail to:
               Payden & Rygel Investment Group
               P.O. Box 419318
               Kansas City, MO  64141-6318

O       WIRE FUNDS AS FOLLOWS WHEN APPLICATION HAS BEEN PROCESSED:
               The Boston Safe Deposit and Trust Company
               ABA 011001234
               A/C #115762
               Mutual Funds #6630
               Credit to (name of Payden & Rygel Fund here)
               For Account of (insert your account name here)

        Please call the Group, at (213) 625-1900 or (800) 5-PAYDEN, to advise of any purchases by wire.

Shares of the Funds are purchased at the net asset value per share for each class next determined after receipt by the Distributor of an order to purchase shares in proper form. Purchase orders will be accepted only on days on which the Funds and the Custodian are open for business, as defined below. The minimum investment amount may be waived from time to time by the Distributor.

Each Fund is "open for business" on each day the New York Stock Exchange is open for trading, which excludes the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

MINIMUM INVESTMENTS

The minimum initial and additional investments per Fund for each type of account are as follows:

         ACCOUNT TYPE                                 INITIAL            SUBSEQUENT
                                                     INVESTMENT          INVESTMENT
                                                     ----------          ----------
         Regular                                       $5,000              $1,000
         Tax-Sheltered                                 $2,000              $1,000
         Electronic Investment Plan
               Set schedule                            $2,500                $250
               No set schedule                         $5,000              $1,000

ADDITIONAL INVESTMENTS

Additional investments may be made at any time at net asset value by check, by ACH, or by calling the Distributor and wiring federal funds to the Custodian as described above.

OTHER PURCHASE INFORMATION

Purchases of each Fund's shares will be made in full and fractional shares. Certificates for shares will not be issued. The Group reserves the right, in its sole discretion, to suspend the offering of shares of any Fund or to reject purchase orders when, in the judgment of its management, such suspension or rejection is in the best interest of the Fund; and to redeem shares if information provided in the client application proves to be incorrect in any material manner.

INVESTMENT ADVISER
        Payden & Rygel
        333 South Grand Avenue
        Los Angeles, California 90071

ADMINISTRATOR
        Treasury Plus, Inc.
        333 South Grand Avenue
        Los Angeles, California  90071

DISTRIBUTOR
        Payden & Rygel Distributors
        333 South Grand Avenue
        Los Angeles, California 90071

CUSTODIAN
        The Boston Safe Deposit and Trust Company
        One Boston Place
        Boston, Massachusetts  02109

TRANSFER AGENT
        Investors Fiduciary Trust Company
        127 West 10th Street
        Kansas City, Missouri  64105

AUDITORS
        Deloitte & Touche LLP
        1700 Courthouse Plaza Northeast
        Dayton, Ohio  45402

COUNSEL
        Paul, Hastings, Janofsky and Walker LLP
        555 South Flower Street
        Los Angeles, California  90071


                                                                          , 1997

                         PAYDEN & RYGEL INVESTMENT GROUP



                         PAYDEN & RYGEL VALUE STOCK FUND
                        PAYDEN & RYGEL GROWTH STOCK FUND


                       STATEMENT OF ADDITIONAL INFORMATION
                                     , 1997

The Payden & Rygel Value Stock Fund ("Value Stock Fund") and Payden & Rygel Growth Stock Fund ("Growth Stock Fund") are series ("Funds") of Payden & Rygel Investment Group (the "Group"), a no-load, open-end management investment company.

This Statement of Additional Information is not a prospectus, and should be used in conjunction with the Prospectus for the Funds dated , 1997, which is incorporated herein by reference. A copy of the Prospectus may be obtained free of charge from the Group at 333 South Grand Avenue, Los Angeles, California 90071 (telephone 213/625-1900 or 800/572-9336).

                                       TABLE OF CONTENTS


INVESTMENT OBJECTIVES AND POLICIES....................................................     3

FUNDAMENTAL AND OPERATING POLICIES....................................................    13

PORTFOLIO TRANSACTIONS................................................................    15

VALUATION OF PORTFOLIO SECURITIES.....................................................    16

FUND PERFORMANCE......................................................................    16

TAXATION..............................................................................    18

MANAGEMENT OF THE GROUP...............................................................    22

PURCHASES AND REDEMPTIONS.............................................................    26

OTHER INFORMATION.....................................................................    27

                       INVESTMENT OBJECTIVES AND POLICIES

The investment objectives and general investment policies of the Funds are described in the Prospectus. Additional information concerning the characteristics of certain of the Funds' investments is set forth below.

EQUITY SECURITIES

PREFERRED STOCKS

Preferred stock, unlike common stock, offers a stated dividend rate payable from a corporation's earnings. Such preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

AMERICAN DEPOSITORY RECEIPTS

American Depository Receipt ("ADRs") may be listed on a national securities exchange or may trade in the over-the-counter market. ADR prices are denominated in United States dollars; the underlying security may be denominated in a foreign currency, and may be subject to foreign government taxes which would reduce the yield on such securities.

CONVERTIBLE SECURITIES

A convertible security is a fixed income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The credit standing of the issuer and other factors may also affect the investment value of a convertible security. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion table.

Like other debt securities, the market value of convertible debt securities tends to vary inversely with the level of interest rates. The value of the security declines as interest rates increase and increases as interest rates decline. Although under normal market conditions longer term securities have greater yields than do shorter term securities of similar quality, they are subject to greater price fluctuations. Fluctuations in the value of the Fund's investments will be reflected in its net asset value per share. A convertible security may be subject to redemption at the option of the issuer at a price established in the instrument governing the convertible security. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

FIXED INCOME SECURITIES

Fixed Income securities in which the Funds may invest include but are not limited to those described below.

U.S. GOVERNMENT OBLIGATIONS

U.S. Government obligations are debt securities issued by the U.S. Treasury. They are direct obligations of the U.S. Government and differ mainly in the lengths of their maturities.

U.S. GOVERNMENT AGENCY SECURITIES

U.S. Government Agency securities are issued or guaranteed by U.S. Government sponsored enterprises and federal agencies. These include securities issued by the Federal National Mortgage Association, Government National Mortgage Association, Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Bank, and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the U.S. Treasury, and others only by the credit of the instrumentality, which may include the right of the issuer to borrow from the Treasury.

BANK OBLIGATIONS

Bank obligations include certificates of deposit, bankers' acceptances, and other debt obligations. Certificates of deposit are short-term obligations of commercial banks. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction.

The Funds will not invest in any security issued by a commercial bank unless (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, (ii) in the case of U.S. banks, the bank is a member of the Federal Deposit Insurance Corporation, and (iii) in the case of foreign banks, the security is, in the opinion of Payden & Rygel, of an investment quality comparable with other debt securities which may be purchased by the Fund. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

REPURCHASE AGREEMENTS

For the purpose of maintaining liquidity, each Fund may enter into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller's agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements are the economic equivalent of loans by a Fund. In the event of a bankruptcy or default of any registered dealer or bank, a Fund could experience costs and delays in liquidating the underlying securities which are held as collateral, and a Fund might incur a loss if the value of the collateral declines during this period.

REVERSE REPURCHASE AGREEMENTS

Each Fund covers its obligations under a reverse repurchase agreement by maintaining a segregated account comprised of cash, U.S. Government securities or high-grade debt obligations, maturing no later than the expiration of the agreement, in an amount (marked-to-market daily) equal to its obligations under the agreement. Reverse repurchase agreements are the economic equivalent of borrowing by a Fund, and are entered into by a Fund to enable it to avoid selling securities to meet redemption requests during market conditions deemed unfavorable by the Adviser.

ILLIQUID SECURITIES

No Fund may invest more than 15% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. The Adviser will monitor the amount of illiquid securities in each Fund's portfolio, to ensure compliance with the Fund's investment restrictions.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the Commission under the Securities Act, the Board of

Trustees may determine that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.

FOREIGN INVESTMENTS

Except as noted below, the countries in which each of the Funds will seek investments primarily include those listed below. A Fund may elect not to invest in all the countries listed, and it may also invest in other countries when such investments are consistent with the Fund's investment objective and policies.

Pacific Basin                    Western Europe                  North America
-------------                    --------------                  -------------
Australia                        Austria                         Canada
Japan                            Belgium                         United States
New Zealand                      Denmark
                                 Finland
                                 France
                                 Germany
                                 Ireland
                                 Italy
                                 Netherlands
                                 Norway
                                 Spain
                                 Sweden
                                 Switzerland
                                 United Kingdom

OPTIONS AND FUTURES CONTRACTS

The Funds may purchase and sell ("write") both put options and call options on securities and securities indices, enter into index futures contracts, and purchase and sell options on such futures contracts ("futures options"). If other types of options, futures contracts, or futures options are traded in the future, a Fund may also use those instruments, provided the Board of Trustees determines that their use is consistent with the Fund's investment objectives, and their use is consistent with restrictions applicable to options and futures contracts currently eligible for use by that Fund.

OPTIONS ON SECURITIES OR INDICES

An option on a security (or an index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option (in the case of "American Style" options) or at the expiration of the option (in the case of "European Style" options). The writer of a call or put option on a security is obligated upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security, as the case may be. The writer of an option on an index is obligated upon exercise of the option to pay the difference between the cash value of the index and the exercise price multiplied by a specified multiplier for the index option.

A Fund will write call options and put options only if they are "covered." In the case of a call option on a security, the option is covered if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are placed in a segregated account with the Group's Custodian) upon conversion or exchange of other securities held by the Fund. A call option on an index is covered if the Fund maintains with its Custodian cash or cash equivalents equal to the contract value. A call option is also covered if the Fund holds a call on the same security or index as the call written, and the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in cash or cash equivalents in a segregated account with its Custodian. A put option on a security or an index is covered if the Fund maintains cash or cash equivalents equal to the exercise price in a segregated account with its Custodian. A put option is also covered if the Fund holds a put on the same security or index as the put written, and the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in cash or cash equivalents in a segregated account with its Custodian.

If an option written by a Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid.

Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (i.e., of the type, traded on the same exchange, with respect to the same underlying security or index, and with the same exercise price and expiration date). A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option; if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain; if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

COMBINATIONS OF OPTIONS

As indicated in the Prospectus, the Funds may employ certain combinations of put and call options. A "straddle" involves the purchase of a put and call option on the same security with the same exercise prices and expiration dates. A "strangle" involves the purchase of a put option and a call option on the same security with the same expiration dates but different exercise prices. A "collar" involves the purchase of a put option and the sale of a call option on the same security with the same expiration dates but different exercise prices. A "spread" involves the sale of a put option and the purchase of a call option on the same security with the same or different expiration dates and different exercise prices.

RISKS ASSOCIATED WITH OPTIONS

Several risks are associated with transactions in options on securities and indices. For example, significant differences between the securities and options markets could result in an imperfect correlation between those markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Among the possible reasons for the absence of a liquid secondary market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) interruption of the normal operations of an exchange; (v) inadequacy of the facilities of an exchange or the Options Clearing Corporation to handle current trading volume; or (vi) a decision by an exchange to discontinue the trading of options or a particular class or series of options (in which event the secondary market on that exchange or in that class or series of options could cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would generally continue to be exercisable in accordance with their terms). If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, a Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on a security or index written by a Fund is covered by an option on the same security or index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

The Funds may use index futures contracts, as specified in the Prospectus. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made.

A public market exists in futures contracts covering several indices as well as a number of financial instruments, including U.S. Treasury bonds, U.S. Treasury notes, GNMA Certificates, 90-day commercial paper and bank certificate of deposit. Other futures contracts are likely to be developed and traded in the future. The Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

The Funds may also purchase and write call and put options on futures contracts. Futures options possess many of the same characteristics as options on securities and indices. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

As long as required by regulatory authorities the Funds will use futures contracts and futures options for hedging purposes and not for speculation and will comply with applicable regulations of the Commodity Futures Trading Corporation which limit trading of futures contracts (See "Limitations on the Use of Futures and Options"). For example, a Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's securities or the price of the securities which the Fund intends to purchase. A Fund's hedging activities may include sales of futures contracts as an offset against the effect of expected increases in interest rates, and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce a Fund's exposure to interest rate fluctuations, a Fund may be able to hedge its exposure more effectively and at a lower cost by using futures contracts and futures options.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its Custodian (or futures commission merchant, if legally permitted) a specified amount of cash or U.S. Government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Funds expect to earn interest income on their initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the futures commission merchant of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Funds will mark to market their open futures positions.

Each Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (contracts traded on the same exchange, on the same underlying security or index, and with the same delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain; if it is more, a Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gains; if it is less, a Fund realizes a capital loss. The transaction costs must also be included in these calculations.

LIMITATIONS ON USE OF FUTURES AND FUTURES OPTIONS

A Fund will not enter into a futures contract or futures option contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of the Fund's total assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

When purchasing a futures contract, a Fund will maintain with its Custodian (and mark to market on a daily basis) cash, U.S. Government securities, or other liquid securities that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, a Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

When selling a futures contract, a Fund will maintain with its Custodian (and mark to market on a daily basis) liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, a Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's Custodian).

When selling a call option on a futures contract, a Fund will maintain with its custodian (and mark to market on a daily basis) cash, U.S. Government securities, or other liquid securities that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, a Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

When selling a put option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) cash, U.S. Government securities, or other liquid securities that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, a Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

In order to comply with applicable regulations of the Commodity Futures Trading Commission ("CFTC") for exemption from the definition of a "commodity pool," each Fund is limited in its futures trading activities to: (1) positions which constitute "bona fide hedging" positions within the meaning and intent of applicable CFTC rules, and (2) other positions for the establishment of which the aggregate initial margin and premiums (less the amount by which such options are "in-the-money") do not exceed 5% of the Fund's net assets (after taking into account unrealized gains and unrealized losses on any contracts it has entered into).

The requirements for qualification as a regulated investment company also may limit the extent to which the Funds may enter into futures, futures options or forward contracts. See "Taxation."

RISKS ASSOCIATED WITH FUTURES AND FUTURES OPTIONS

There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses, because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position, in which event the Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

In the event of the bankruptcy of a broker through which a Fund engages in transactions in futures contracts or options, the Fund could experience delays and losses in liquidating open positions purchased or sold through the broker, and incur a loss of all or part of its margin deposits with the broker.

DEALER OPTIONS

The Funds may engage in transactions involving dealer options on securities, currencies or indices as well as exchange-traded options. Certain risks are specific to dealer options. While a Fund would look to a clearing corporation to exercise exchange-traded options, if a Fund were to purchase a dealer option it would rely on the dealer from whom it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, a Fund may generally be able to realize the value of a dealer option it has purchased only by exercising or reselling the option to the dealer who issued it. Similarly, when a Fund writes a dealer option, the Fund may generally be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Fund originally wrote the option. While the Funds will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless a Fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Funds may be unable to liquidate a dealer option. With respect to options written by a Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, since a Fund must maintain a secured position with respect to any call option on security it writes, the Fund may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Fund's ability to sell portfolio securities at a time when such sale might be advantageous.

The Staff of the SEC has taken the position that many purchased dealer options and the assets used to secure written dealer options are illiquid securities. A Fund may treat the cover used for these written dealer options as liquid if the dealer agrees that the Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. Accordingly, the Funds will treat certain dealer options as subject to the Funds' limitation on illiquid securities. If the SEC changes its position on the liquidity of dealer options on securities, currencies or indices, the Funds will change their treatment of such instruments accordingly.

BORROWING

Each Fund may borrow for temporary, extraordinary or emergency purposes, or for the clearance of transactions. The Investment Company Act of 1940 (the "1940 Act") requires each Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. To avoid the potential leveraging effects of a Fund's borrowings, additional investments will not be made while borrowings are in excess of 5% of the Fund's total assets. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. The Funds also may be required to maintain minimum average balances in connection with any such borrowings or to pay a commitment or other fee to maintain a line of credit, either of which would increase the cost of borrowing over the stated interest rate.

RISKS OF FOREIGN INVESTING

There are special risks in investing in any foreign securities in addition to those relating to investments in U.S. securities.

POLITICAL AND ECONOMIC FACTORS

Individual foreign economies of certain countries may differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States.

Governments in certain foreign countries continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

MARKET CHARACTERISTICS

The value of the Funds' portfolio positions may also be adversely impacted by delays in the Funds' ability to act upon economic events occurring in foreign markets during non-business hours in the United States.

LEGAL AND REGULATORY MATTERS

Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

TAXES

The interest payable on certain of a Fund's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Fund's shareholders. A shareholder otherwise subject to United States federal income taxes may, subject to certain limitations, be entitled to claim a credit or deduction for U.S. federal income tax purposes for his proportionate share of such foreign taxes paid by a Fund. The Funds intend to sell such bonds prior to the interest payment date in order to avoid withholding.


                       FUNDAMENTAL AND OPERATING POLICIES

The Funds have adopted the investment restrictions described below. Fundamental policies of a Fund may not be changed without the approval of the lesser of (1) 67% of the Fund's shares present at a meeting of shareholders if the holders of more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of the Fund's outstanding shares. Operating policies are subject to change by the Board of Trustees without shareholder approval. Any investment restriction which involves a maximum percentage of securities or assets will not be considered to be violated unless an excess occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrowings by, the Fund.

FUNDAMENTAL POLICIES

As a matter of fundamental policy, a Fund may not:

(1) BORROWING. Borrow money, except as a temporary measure for extraordinary or emergency purposes or for the clearance of transactions, and then only in amounts not exceeding 30% of its total assets valued at market (for this purpose, reverse repurchase agreements covered by segregated accounts are not considered to be borrowings).

(2) COMMODITIES. Purchase or sell commodities or commodity contracts, except that (i) a Fund may enter into futures contracts and options on such futures contracts, and (ii) a Fund may invest in instruments which have the characteristics of both futures contracts and securities.

(3) LOANS. Make loans, except that (i) a Fund may purchase money market securities and enter into repurchase agreements, and (ii) a Fund may acquire bonds, debentures, notes and other debt securities.

(4) MARGIN. Purchase securities on margin, except that (i) a Fund may use short-term credit necessary for clearance of purchases of portfolio securities, and (ii) a Fund may make margin deposits in connection with futures contracts and options on futures contracts.

(5) MORTGAGING. Mortgage, pledge, hypothecate or in any manner transfer any security owned by a Fund as security for indebtedness, except as may be necessary in connection with permissible borrowings and then only in amounts not exceeding 30% of the Fund's total assets valued at market at the time of the borrowing.

(6) ASSETS INVESTED IN ANY ISSUER. Purchase a security if, as a result, with respect to 50% of the value of a Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

(7) SHARE OWNERSHIP OF ANY ISSUER. Purchase a security if, as a result, with respect to 50% of the value of a Fund's total assets, more than 10% of the outstanding voting securities of any issuer would be held by the Fund (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

(8) REAL ESTATE. Purchase or sell real estate (although it may purchase securities secured by real estate partnerships or interests therein, or issued by companies or investment trusts which invest in real estate or interests therein) or real estate limited partnership interests.

(9) SHORT SALES.  Effect short sales of securities.

(10) UNDERWRITING. Underwrite securities issued by other persons, except to the extent that a Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment program.

OPERATING POLICIES

As a matter of operating policy, a Fund may not:

(1) CONTROL OF PORTFOLIO COMPANIES. Invest in companies for the purpose of exercising management or control.

(2) ILLIQUID SECURITIES. Purchase a security if, as a result of such purchase, more than 15% of the value of the Fund's net assets would be invested in illiquid securities or other securities that are not readily marketable, including repurchase agreements which do not provide for payment within seven days. For this purpose, restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 may be determined to be liquid.

(3) INVESTMENT COMPANIES. Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act.

(4) OIL AND GAS PROGRAMS. Purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs or leases.

(5) OPTIONS. Invest in puts, calls, or any combination thereof, except that a Fund may invest in or commit its assets to purchasing and selling call and put options to the extent permitted by the Prospectus and Statement of Additional Information.


                             PORTFOLIO TRANSACTIONS

The Funds pay commissions to brokers in connection with the purchase and sale of equity securities, options and futures contracts. In underwritten offerings, the price paid by a Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Agency transactions involve the payment by a Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities involve commissions which are generally higher than those in the United States.

The Adviser places all orders for the purchase and sale of portfolio securities, options and futures contracts for the Funds it manages and buys and sells such securities, options and futures for the Funds through a substantial number of brokers and dealers. In so doing, the Adviser seeks the best execution available. In seeking the most favorable execution, the Adviser considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

Some securities considered for investment by a Fund's portfolio may also be appropriate for other clients served by the Adviser. If a purchase or sale of securities consistent with the investment policies of a Fund is considered at or about the same time as a similar transaction for one or more other clients served by the Adviser, transactions in such securities will be allocated among the Fund and other clients in a manner deemed fair and reasonable by the Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Adviser, and the results of such allocations, are subject to periodic review by the Board of Trustees.

The Adviser manages the Funds without regard generally to restrictions on portfolio turnover, except those imposed on its ability to engage in short-term trading by provisions of the federal tax laws (see "Taxation"). The higher the rate of portfolio turnover, the higher these transaction costs borne by the Funds generally will be. The turnover rate of a Fund is calculated by dividing
(a) the lesser of purchases or sales of portfolio securities for a particular fiscal year by (b) the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. In calculating the rate of portfolio turnover, all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less, are excluded. Interest rate and currency swap, cap and floor transactions do not affect the calculation of portfolio turnover.

The Board of Trustees will periodically review the Adviser's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Funds.


                        VALUATION OF PORTFOLIO SECURITIES

Equity securities for which the primary market is the U.S. are valued at last sale price or, if no sale has occurred, at the closing bid price. Short-term obligations that mature in 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. All other securities and other assets are appraised at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Generally, trading in U.S. government securities, money market instruments and repurchase agreements, is substantially completed each day at various times prior to the close of regular trading on the New York Stock Exchange. The values of any such securities held by a Fund are determined as of such times for the purpose of computing the Fund's net asset value. If an extraordinary event that is expected to affect the value of a portfolio security materially occurs after the close of an exchange on which that security is traded, then the security will be valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees.


                                FUND PERFORMANCE

The Funds may quote their performance in various ways. All performance information supplied by a Fund in advertising is historical and is not intended to indicate future returns. A Fund's share price, yield and total returns fluctuate in response to market conditions and other factors, and the value of Fund shares when redeemed may be more or less than their original cost.

Performance information for a Fund may be compared to various unmanaged indices (such as the Standard & Poor's 500 Stock Index) or indices prepared by Lipper Analytical Services and other entities or organizations which track the performance of investment companies or investment advisers. Comparisons may also be made to indices or data in publications such as The Bond Buyer, Forbes, Barron's, The Wall Street Journal, The New York Times, and Business Week. For example, a Fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance a Fund to other funds in appropriate categories over specific periods of time may also be quoted in advertising. Unmanaged indices generally do not reflect deductions for administrative and management costs and expenses. Payden & Rygel may also report to shareholders or to the public in advertisements concerning the performance of Payden & Rygel as adviser to clients other than the Funds, and on the comparative performance or standing of Payden & Rygel in relation to other money managers. Such comparative information may be compiled or provided by independent rating services or other organizations.

Information regarding a Fund may also be included in newsletters or other general communications by Payden & Rygel to advisory clients and potential clients. These publications principally contain information regarding market and economic trends and other general matters of interest to investors, such as: principles of investing which, among other things includes asset allocation, model portfolios, diversification, risk tolerance and goal setting, saving for college or other goals or charitable giving; long-term economic or market trends; historical studies of gold, other commodities, equities, fixed income securities and statistical market indices; new investment theories or techniques; economic and/or political trends in foreign countries and their impact on the United States; municipal bond market fundamentals and trends; corporate financing trends and other factors that may impact corporate debt; and housing trends and other economic factors that may impact mortgage rates and lending activity. In addition, Payden & Rygel may quote financial or business publications and periodicals as they relate to fund management, investment philosophy and investment techniques. Materials may also include discussions regarding Payden & Rygel's asset allocation services and other Payden & Rygel funds, products and services.

Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills and the U.S. rate of inflation (based on the Consumer Price Index) and a combination of various capital markets. The Group may use the long-term performance of these capital markets in order to demonstrate general long-term risk-versus-reward investment scenarios or the value of a hypothetical investment in any of these capital markets. The performance of these capital markets is based on the returns of several different indices. Ibbotson calculates total returns in the same method as the Group. Performance comparisons could also include the value of a hypothetical investment in any of the capital markets.

The Fund may quote its fund number, Quotron(TM) number and CUSIP number or quote its current portfolio manager or any member of Payden & Rygel's market strategy group.

TOTAL RETURN CALCULATIONS

Total returns quoted in advertising with respect to a class of shares of the Fund reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the class' net asset value per share over the period. Average annual total returns for each class are calculated by determining the growth or decline in value of a hypothetical historical investment in that class of shares of a Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would result from an average annual total return of 7.18%, which is the steady annual total return that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a Fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

In addition to average annual total returns, a Fund may quote unaveraged or cumulative total returns for each class of shares reflecting the simple change in value of an investment over a stated period of time. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be broken down into their components of income, capital (including capital gains and changes in share price) and currency returns in order to illustrate the relationship of these factors and their contributions to total return. Total returns, yields and other performance information maybe quoted numerically, or in a table, graph or similar illustration.


                                    TAXATION

Each Fund intends to qualify annually and has elected to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, a Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies ("Qualifying Income Test"); (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of a Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of a Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies) (the "Diversification Test"); and (c) distribute to its shareholders at least 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains in excess of any net long-term capital losses) and 90% of its net exempt interest income each taxable year. The Treasury Department is authorized to promulgate regulations under which gains from foreign currencies (and options, futures, and forward contracts on foreign currency) would constitute qualifying income for purposes of the Qualifying Income Test only if such gains are directly relating to investing in stocks or securities. To date, such regulations have not been issued.

As a regulated investment company, a Fund will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from the prior eight years) designated by the Fund as capital gain dividends, if any, that it distributes to shareholders. Each Fund intends to distribute to its shareholders substantially all of its investment company taxable income monthly and any net capital gains annually. Investment company taxable income or net capital gains not distributed by a Fund on a timely basis in accordance with a calendar year distribution requirement may be subject to a nondeductible 4% excise tax. To avoid the tax, a Fund must distribute during each calendar year an amount at least equal to the sum of (1) 98% of its ordinary income (with adjustments) for the calendar year and foreign currency gains or losses for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the twelve month period ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund in October, November, or December of that year to shareholders of record on a date in such a month and actually paid by a Fund during January of the following year. Such distributions will be taxable to shareholders (other than those not subject to federal income tax) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To avoid application of the excise tax, the Funds intend to make their distributions in accordance with the distribution requirements.

DISTRIBUTIONS

Dividends paid out of a Fund's investment company taxable income will be taxable to a U.S. shareholder as ordinary income. Distributions received by tax-exempt shareholders will not be subject to federal income tax to the extent permitted under the applicable tax exemption.

If certain holding requirements are satisfied, dividends paid by a Fund to corporate shareholders will be eligible for the 70% dividends received deduction to the extent that the income of the Fund is derived from dividends on common or preferred stock of domestic corporations. Distributions of net capital gains, if any, are taxable as long-term capital gains, regardless of how long the shareholder has held a Fund's shares and are not eligible for the dividends received deduction. The tax treatment of dividends and distributions will be the same whether a shareholder reinvests them in additional shares or elects to receive them in cash.

HEDGING TRANSACTIONS

Many of the options, futures contracts and forward contracts used by the Funds are "section 1256 contracts." Any gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses ("60/40"). Also, section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, depending on the circumstances.

Generally, the hedging transactions and certain other transactions in options, futures and forward contracts undertaken by a Fund, may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the investment company taxable income or net capital gain for the taxable year in which such losses are realized. Because limited regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures and forward contracts to a Fund are not entirely clear. The transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to shareholders.

Each Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

The qualifying income and diversification requirements applicable to the Fund's assets may limit the extent to which a Fund will be able to engage in transactions in options, futures contracts or forward contracts.

SALES OF SHARES

Upon disposition of shares of a Fund (whether by redemption, sale or exchange), a shareholder will realize a gain or loss. Such gain or loss will be capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term, mid-term or short-term generally depending upon the shareholder's holding period for the shares. Any loss realized on a disposition will be disallowed by "wash sale" rules to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the disposition. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares.

BACKUP WITHHOLDING

A Fund may be required to withhold for U.S. federal income taxes 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal tax liability.

FOREIGN INVESTMENTS

Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. In addition, the Adviser intends to manage the Funds with the intention of minimizing foreign taxation in cases where it is deemed prudent to do so. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to elect to "pass-through" to the Fund's shareholders the amount of foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign income taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his taxable income or to use such amount (subject to limitations) as a foreign tax credit against his or her

U.S. federal income tax liability. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified in writing within 60 days after the close of a Fund's taxable year whether the foreign taxes paid by the Fund will "pass-through" for that year. Absent the Fund making the election to "pass through" the foreign source income and foreign taxes, none of the distributions may be treated as foreign source income for purposes of the foreign tax credit calculation.

Investment income received from sources within foreign countries may be subject to foreign income taxes. The U.S. has entered into tax treaties with many foreign countries which entitle certain investors to a reduced rate of tax or to certain exemptions from tax. The Funds will operate so as to qualify for such reduced tax rates or tax exemptions whenever practicable. The Funds may qualify for and make an election permitted under section 853 of the Code so that shareholders will be able to claim a credit or deduction on their Federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of the income taxes paid by the Funds to foreign countries (which taxes relate primarily to investment income). The shareholders of the Funds may claim a credit by reason of the Funds' election subject to certain limitations imposed by Section 904 of the Code. However, no deduction for foreign taxes may be claimed under the Code by individual shareholders who do not elect to itemize deductions on their Federal income tax returns, although such a shareholder may claim a credit for foreign taxes and in any event will be treated as having taxable income in the amount of the shareholder's pro rata share of foreign taxes paid by the Funds. Although the Funds intend to meet the requirements of the Code to "pass through" such taxes, there can be no assurance that the Funds will be able to do so.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of a Fund's income will flow through to shareholders of the Fund. With respect to such election, gains from the sale of securities will be treated as derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. The foreign tax credit is modified for purposes of the Federal alternative minimum tax and can be used to offset only 90% of the alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.

OTHER TAXES

Distributions also may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Under the laws of various states, distributions of investment company taxable income generally are taxable to shareholders even though all or a substantial portion of such distributions may be derived from interest on certain Federal obligations which, if the interest were received directly by a resident of such state, would be exempt from such state's income tax ("qualifying Federal obligations"). However, some states may exempt all or a portion of such distributions from income tax to the extent the shareholder is able to establish that the distribution is derived from qualifying Federal obligations. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

                                    MANAGEMENT OF THE GROUP

TRUSTEES AND OFFICERS

The Trustees and officers of the Group are as set forth below. Unless otherwise indicated, the address of all persons below is 333 South Grand Avenue, Los Angeles, California 90071.

BOARD OF TRUSTEES:

                                       Position with             Principal Occupations
  Name                                 the Group                 During Past Five Years
  ----                                 -------------             ----------------------
*Joan A. Payden(1)                     Chairman of the Board,    President, Payden & Rygel
                                       Chief Executive
                                       Officer, Trustee

*Lynda L. Faber                        Trustee                   Senior Vice President, Payden & Rygel

*John Paul Isaacson                    Trustee                   Executive Vice President, Payden & Rygel

*Christopher N. Orndorff               Trustee                   Vice President, Payden & Rygel

 J. Clayburn La Force                  Trustee                   Dean Emeritus, The John E. Anderson
 P.O. Box 1009                                                   Graduate School of Management at
 Pauma Valley, CA  92061                                         University of California, Los Angeles;
                                                                 Director, The Timken Company (since
                                                                 February, 1994); Trustee for PIC
                                                                 Institutional Growth Portfolio, PIC
                                                                 Institutional Balanced Portfolio and PIC
                                                                 Small Capital Portfolio (since June,
                                                                 1992)

 Thomas McKernan, Jr. (1)              Trustee                   President and Chief Executive Officer,
 2601 South Figueroa Street                                      Automobile Club of Southern California
 Los Angeles, CA  90007

 Dennis C. Poulsen                     Trustee                   Chairman of Board since 1997;
 3900 South Workman Mill Road                                    previously, President and Chief
 Whittier, CA  90601                                             Executive Officer, Rose Hills Company


 Stender E. Sweeney                    Trustee                   Private Investor since 1994; previously,
 Times Mirror Square                                             Vice President, Finance, Times Mirror
 Fifth Floor                                                     Company
 Los Angeles, CA  90053

 W.D. Hilton, Jr.                      Trustee                   Managing Trustee, NGC Settlement Trust;
 310 East Interstate 30, Suite 285                               previously, Chief Financial Officer,
 Garland, TX  75043                                              Texas Association of School Boards and
                                                                 Board Member, First Greenville National
                                                                 Bank

 *   An "interested person" of the Group, as defined in the 1940 Act.
(1) Ms. Payden is a Director of the Automobile Club of Southern California, of which Mr. McKernan is President and Chief Executive Officer.

Trustees other than those affiliated with the Adviser receive an annual retainer of $20,000, plus $1,500 for each Board of Trustees meeting and/or audit committee meeting attended and reimbursement of related expenses. The following table sets forth the aggregate compensation paid by the Group for the fiscal year ended October 31, 1997, to the Trustees who are not affiliated with the Adviser and the aggregate compensation paid to such Trustees for services on the Trust's Board; there are no other funds in the "trust complex" (as defined in Schedule 14A under the Securities Exchange Act of 1934):

                                               Pension or
                                               Retirement
                                                Benefits      Estimated          Total
                                               Accrued as       Annual        Compensation
                                Aggregate        Part of       Benefits      from Group and
                               Compensation       Group          Upon        Group Complex
Name                            from Group      Expenses      Retirement    Paid to Trustee
----                           ------------    ----------     ----------    ---------------

Dennis Poulsen                  $                  None            N/A               $
James Clayburn La Force         $                  None            N/A               $
Stender Sweeney                 $                  None            N/A               $
W.D. Hilton                     $                  None            N/A               $
Thomas V. McKernan, Jr.         $                  None            N/A               $

OFFICERS:

                                           Position with                Principal Occupations
Name                                       the Group                    During Past Five Years
----                                       -------------                ----------------------
Shirley T. Hosoi                           President, Chief Operating   Chief Operating Officer,
                                           Officer                      Payden & Rygel (since 1996);
                                                                        previously, First Interstate
                                                                        Bancorp:  Director of
                                                                        Corporate Communications,
                                                                        Executive Assistant to the
                                                                        Chairman and President and
                                                                        CEO, First Interstate
                                                                        Franchise Services

Thomas Barrett                             Vice President, Treasurer    Controller, Payden & Rygel
                                                                        (since 1995); previously,
                                                                        Manager, Finance and
                                                                        Administration, Marine Spill
                                                                        Response Corp.

David L. Wagner                            Vice President               Portfolio Manager, Payden &
                                                                        Rygel

Gregory P. Brown                           Vice President               Institutional Marketing,
                                                                        Payden & Rygel (since 1996);
                                                                        previously, Vice President,
                                                                        Corporate Banking at Wells
                                                                        Fargo Bank

                                           Position with                Principal Occupations
Name                                       the Group                    During Past Five Years
----                                       -------------                ----------------------
Yot Chattrabhuti                           Vice President               Manager, Mutual Fund
                                                                        Operations, Payden & Rygel
                                                                        (since 1997); previously, Bank
                                                                        of America:  Vice President
                                                                        and Manager, Securities
                                                                        Processing, Assistant Vice
                                                                        President and Manager of
                                                                        various finance related
                                                                        functions, and Senior Trust
                                                                        Officer, Employee Benefit
                                                                        Trust Accounts

Edward S. Garlock                          Secretary                    General Counsel, Payden &
                                                                        Rygel (since 1997);
                                                                        previously, Senior Vice
                                                                        President and Group General
                                                                        Counsel, First Interstate
                                                                        Bancorp

ADVISER

Payden & Rygel was founded in 1983 as an independent investment counseling organization specializing in the management of short term fixed income securities. The firm is owned by Joan Payden and several other employees. As of October 31, 1997, its staff consisted of employees, of whom either have advanced degrees and/or are Chartered Financial Analysts. As of such date, it had over 200 clients, including pension funds, endowments, credit unions, foundations, corporate cash accounts and individuals, and managed total assets of over $ billion, with about $ billion invested globally.

The Adviser's focus is the management of fixed income securities in both the domestic and global markets. These include securities that have absolute or average maturities out to five years with a bias toward very high quality and liquidity. Portfolios are actively managed according to client approved guidelines and benchmarks. Payden & Rygel also utilizes futures and options strategies, primarily as defensive measures to control interest rate and currency volatility.

The Adviser provides investment management services to the Funds pursuant to an Investment Management Agreement with the Group dated as of June 24, 1992. The Agreement provides that the Adviser will pay all expenses incurred in connection with managing the ordinary course of a Fund's business, except the following expenses, which are paid by each Fund: (i) the fees and expenses incurred by a Fund in connection with the management of the investment and reinvestment of the Fund's assets; (ii) the fees and expenses of Trustees who are not affiliated persons of the Adviser; (iii) the fees and expenses of the Trust's Custodian, Transfer Agent, Fund Accounting Agent and Administrator; (iv) the charges and expenses of legal counsel and independent accountants for the Group; (v) brokers' commissions and any issue or transfer taxes chargeable to a Fund in connection with its securities and futures transactions; (vi) all taxes and corporate fees payable by a Fund to federal, state or other governmental agencies; (vii) the fees of any trade associations of which the Group may be a member; (viii) the cost of fidelity bonds and trustees and officers errors and omission insurance; (ix) the fees and expenses involved in registering and maintaining registration of a Fund and of its shares with the SEC, registering the Group as a broker or dealer and qualifying the shares of a Fund under state securities laws, including the preparation and printing of the Trust's registration statements, prospectuses and statements of additional information for filing under federal and state securities laws for such purposes; (x) communications expenses with respect to investor services and all expenses of shareholders' and trustees' meetings and of preparing, printing and mailing reports to shareholders in the amount necessary for distribution to the shareholders; (xi) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business, and (xii) any expenses assumed by the Group pursuant to a plan of distribution adopted in conformity with Rule 12b-1 under the 1940 Act.

The Adviser has agreed that if in any fiscal year the expenses borne by a Fund exceed the applicable expense limitations imposed by the securities regulations of any state in which shares of such Fund are registered or qualified for sale to the public, it will reimburse the Fund for any excess to the extent required by such regulations. The Administrator will bear a portion of this reimbursement obligation. Unless otherwise required by law such reimbursement would be accrued and paid on the same basis that the advisory fees are accrued and paid by the Fund. To the Trust's knowledge, no such state expense limitation is currently in effect.

The Agreement provides that the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of the Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties or from reckless disregard by the Adviser of its duties and obligations thereunder. Unless earlier terminated as described below, the Agreement will continue in effect with respect to each Fund until June 14, 1995 and thereafter for successive annual periods, subject to annual approval by the Board of Trustees (or by a majority of the outstanding voting shares of each Fund as defined in the 1940 Act) and by a majority of the Trustees who are not interested persons of any party to the Agreement by vote cast in person at a meeting called for such purpose. The Agreement terminates upon assignment and may be terminated with respect to a Fund without penalty on 60 days' written notice at the option of either party thereto or by the vote of the shareholders of the Fund.

ADMINISTRATOR, TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

Treasury Plus, Incorporated, a wholly owned subsidiary of the Adviser serves as Administrator to the Fund. Under its Administration Agreement with the Group, the Administrator has agreed to prepare periodic reports to regulatory authorities, maintain financial accounts and records of the Fund, transmit communications by the Fund to shareholders of record, make periodic reports to the Board of Trustees regarding Fund operations, and overview the work of the fund accountant and transfer agent.

Investors Fiduciary Trust Company ("IFTC") provides fund accounting and transfer agency services to the Group. IFTC calculates daily expense accruals and net asset value per share of the Funds, issues and redeems Fund shares, maintains shareholder accounts and prepares annual investor tax statements.

The liability provisions of the Group's agreements with Treasury Plus and IFTC are similar to those of the Investment Management Agreement discussed above. In addition, the Group has agreed to indemnify IFTC against certain liabilities. The respective agreements may be terminated by either party on 90 days notice.

The Administrator has agreed that, if in any fiscal year the expenses borne by the Fund exceed the applicable expense limitations imposed by the securities regulations of any state in which shares of the Fund are registered or qualified for sale to the public, it will reimburse the Fund for a portion of such excess expenses, which portion is determined by multiplying the excess expenses by the ratio of (i) the fees respecting the Fund otherwise payable to the Administrator pursuant to its agreement with the Group, to (ii) the aggregate fees respecting the Fund otherwise payable to the Administrator pursuant to its agreement and to the Adviser pursuant to its Investment Management Agreement with the Group.

DISTRIBUTOR

Payden & Rygel Distributors, 333 South Grand Avenue, Los Angeles, California 90071, acts as Distributor to the Group pursuant to a Distribution Agreement with the Group dated as of June 24, 1992, as amended. The Distributor has agreed to use its best efforts to effect sales of shares of the Funds, but is not obligated to sell any specified number of shares. The Distribution Agreement contains provisions with respect to renewal and termination similar to those in the Investment Management Agreement described above. Pursuant to the Agreement, the Group has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the Securities Act of 1933.

No compensation is payable by the Funds to the Distributor for its distribution services. The Distributor pays for the personnel involved in accepting orders for purchase and redemption of Fund shares, expenses incurred in connection with the printing of Prospectuses and Statements of Additional Information (other than those sent to existing shareholders), sales literature, advertising and other communications used in the public offering of shares of a Fund, and other expenses associated with performing services as distributor of the Funds' shares. Each Fund pays the expenses of issuance, registration and transfer of its shares, including filing fees and legal fees.


                            PURCHASES AND REDEMPTIONS

Certain managed account clients of the Adviser may purchase shares of the Fund. To avoid the imposition of duplicative fees, the Adviser may be required to make adjustments in the management fees charged separately by the Adviser to these clients to offset the generally higher level of management fees and expenses resulting from a client's investment in the Fund.

The Funds reserve the right to suspend or postpone redemptions during any period when: (a) trading on the New York Stock Exchange is restricted, as determined by the Securities and Exchange Commission, or that Exchange is closed for other than customary weekend and holiday closings; (b) the Securities and Exchange Commission has by order permitted such suspension; or (c) an emergency, as determined by the Securities and Exchange Commission, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

Each Fund will redeem shares solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. Each Fund reserves the right to pay any redemption price exceeding this amount in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in kind. If shares are redeemed in kind, however, the redeeming shareholder would incur transaction costs upon the disposition of the securities received in the distribution.

Due to the relatively high cost of maintaining smaller accounts, each Fund reserves the right to redeem shares in any account for their then-current value (which will be promptly be paid to the investor) if at any time, due to shareholder redemption, the shares in the Fund account do not have a value of at least $5,000. An investor will be notified that the value of his account is less than the minimum and allowed at least 30 days to bring the value of the account up to at least $5,000 before the redemption is processed. The Declaration of Trust also authorizes the Funds to redeem shares under certain other circumstances as may be specified by the Board of Trustees


                                OTHER INFORMATION

CAPITALIZATION

Each Fund is a series of Payden & Rygel Investment Group, an open-end management investment company organized as a Massachusetts business trust in January 1992 (initially called P&R Investment Trust). The capitalization of the Funds consists solely of an unlimited number of shares of beneficial interest. The Board of Trustees has currently authorized twenty series of shares: Global Fixed Income Fund, Global Short Bond Fund, International Bond Fund, Short Duration Tax Exempt Fund, Tax Exempt Bond Fund, Limited Maturity Fund, Short Bond Fund, Intermediate Bond Fund, Investment Quality Bond Fund, High Income Fund, U.S. Treasury Fund, Growth & Income Fund, Market Return Fund, Value Stock Fund, Growth Stock Fund, Total Return Fund, Global Balanced Fund, European Growth & Income Fund, International Equity Fund and PRAAM Money Market Fund. The Board of Trustees may establish additional funds (with different investment objectives and fundamental policies) and additional classes of shares at any time in the future. Establishment and offering of additional portfolios will not alter the rights of the Funds' shareholders. Shares do not have preemptive rights or subscription rights. In liquidation of a Fund, each shareholder is entitled to receive their pro rata share of the assets of the Fund.

Expenses incurred by the Group in connection with its organization and the initial public offering are being reimbursed to the Adviser, subject to the expense limitation described in the Prospectus under "Management of the Funds -- Expense Guarantee", and amortized on a straight line basis over a period of five years. Expenses incurred in the organization of subsequently offered series of the Group will be charged to those series and will be amortized on a straight line basis over a period of not less than five years.

DECLARATION OF TRUST

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of a Fund. However, the Declaration of Trust disclaims liability of the shareholders of a Fund for acts or obligations of the Group, which are binding only on the assets and property of the Fund, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by a Fund or the Trustees. The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of a Fund. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations and thus should be considered remote.

The Declaration of Trust provides further that no officer or Trustee of the Group will be personally liable for any obligations of the Group, nor will any officer or Trustee be personally liable to the Group or its shareholders except by reason of his own bad faith, willful misfeasance, gross negligence in the performance of his duties or reckless disregard of his obligations and duties. With these exceptions, the Declaration of Trust provides that a Trustee or officer of the Group is entitled to be indemnified against all liabilities and expenses, including reasonable accountants' and counsel fees, incurred by the Trustee or officer in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of his being or having been a Trustee or officer.

VOTING

Shareholders of the Funds and any other series of the Group will vote in the aggregate and not by series or class except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular series or class of shares. Pursuant to Rule 18f-2 under the 1940 Act, the approval of an investment advisory agreement or any change in a fundamental policy would be acted upon separately by the series affected. Matters such as ratification of the independent public accountants and election of Trustees are not subject to separate voting requirements and may be acted upon by shareholders of the Group voting without regard to series or class.

CUSTODIAN

The Boston Safe Deposit and Trust Company serves as Custodian for the assets of the Funds. The Custodian's address is One Boston Place, Boston, Massachusetts 02109. Under its Custodian Agreement with the Group, the Custodian has agreed among other things to maintain a separate account in the name of each Fund; hold and disburse portfolio securities and other assets on behalf of the Funds; collect and make disbursements of money on behalf of the Funds; and receive all income and other payments and distributions on account of each Fund's portfolio securities.

Pursuant to rules adopted under the 1940 Act, the Funds may maintain foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Selection of these foreign custodial institutions is made by the Board of Trustees following a consideration of a number of factors, including (but not limited to) the reliability and financial stability of the institution; the ability of the institution to perform capably custodial services for the Funds; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and risks of nationalization or expropriation of Fund assets. The Board of Trustees reviews annually the continuance of foreign custodial arrangements for the Funds. No assurance can be given that the Trustees' appraisal of the risks in connection with foreign custodial arrangements will always be correct or that expropriation, nationalization, freezes, or confiscation of assets that would impact assets of the Portfolio will not occur, and shareholders bear the risk of losses arising from these or other events.

INDEPENDENT AUDITORS

Deloitte & Touche LLP serves as the independent auditors for the Funds. Deloitte & Touche provides audit and tax return preparation services to the Group. The independent auditors' address is 1700 Courthouse Plaza Northeast, Dayton, Ohio 45402-1788.

COUNSEL

Paul, Hastings, Janofsky & Walker LLP pass upon certain legal matters in connection with the shares offered by the Group, and also act as Counsel to the Group. Counsel's address is 555 South Flower

Street, Los Angeles, California 90071. Paul, Hastings, Janofsky & Walker LLP also acts as counsel to the Adviser and the Distributor.

LICENSE AGREEMENT

The Adviser has entered into a non-exclusive License Agreement with the Group which permits the Group to use the name "Payden & Rygel". The Adviser has the right to require the Group to cease using the name at such time as the Adviser is no longer employed as investment manager to the Group.

REGISTRATION STATEMENT

This Statement of Additional Information and the Prospectus do not contain all the information included in the Group's registration statement filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The registration statement, including the exhibits filed therewith, may be examined at the offices of the Securities and Exchange Commission in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

                       THE PAYDEN & RYGEL INVESTMENT GROUP

                                  F O R M N-1A

                            PART C: OTHER INFORMATION


Item 24.       Financial Statements and Exhibits.
               ----------------------------------

   (a)     Financial Statements:


                  Not Applicable.



   (b)            Exhibits:

           (1.1)  Master Trust Agreement of Registrant (a).

           (1.2)   Certificate of Amendment of Master Trust Agreement (b).

           (1.3)   Amendment No. 2 to the Master Trust Agreement dated September
                   16, 1993 (c).

           (1.4)   Amendment No. 3 to the Master Trust Agreement dated December
                   13, 1993 (d).

           (1.5)  Amendment No. 4 to the Master Trust Agreement dated March 17, 1994 (e).

           (1.6)   Amendment No. 5 to the Master Trust Agreement dated as of
                   August 31, 1994 (f).

           (1.7)   Amendment No. 6 to the Master Trust Agreement (g).

           (1.8)   Amendment No. 7 to the Master Trust Agreement (h).

           (1.9)   Amendment No. 8 to the Master Trust Agreement (i).

           (1.10)  Amendment No. 9 to the Master Trust Agreement (j).

           (1.11)  Amendment No. 10 to the Master Trust Agreement (k).

           (1.12)  Form of Amendment No. 11 to the Master Trust Agreement (k).

           (1.13)  Form of Amendment No. 12 to the Master Trust Agreement (l).

           (1.14)  Form of Amendment No. 13 to the Master Trust Agreement (m).

           (1.15)  Form of Amendment No. 14 to the Master Trust Agreement (u).

           (1.16)  Form of Amendment No. 15 to the Master Trust Agreement (u).

           (1.17)  Form of Amendment No. 16 to the Master Trust Agreement (v).

           (1.18)  Form of Amendment No. 17 to the Master Trust Agreement.

           (2)     By-laws of Registrant (a).

           (3)     None.

           (4)     None.

           (5.1)   Investment Management Agreement between Registrant and Payden
                   & Rygel (n).

           (5.2)   Amendment to Investment Management Agreement between
                   Registrant and Payden & Rygel dated as of September 16, 1993, adding Tax-Exempt Bond Fund to the Agreement (n).

           (5.3)   Amendment to Investment Management Agreement between
                   Registrant and Payden & Rygel dated December 29, 1993, adding
                   Short Bond, Intermediate Bond and Investment Quality Bond
                   (previously Opportunity) Funds to the Agreement (n).

           (5.4)   Amendment to Investment Management Agreement between
                   Registrant and Payden & Rygel dated as of April 29, 1994, adding Limited Maturity Fund to the Agreement (e).

           (5.5)   Amendment to Investment Management Agreement between
                   Registrant and Payden & Rygel dated as of June 14, 1994 with respect to Class B shares (e).

           (5.6)   Amendment to Investment Management Agreement between
                   Registrant and Payden & Rygel dated as of June 14, 1994, adding Short Duration Tax Exempt Fund to the Agreement (e).

           (5.7)   Agreement between Registrant and Payden & Rygel dated June
                   14, 1994 with respect to voluntary expense limitations (g).

           (5.8)   Amendment to Investment Management Agreement between
                   Registrant and Payden & Rygel adding U.S. Treasury Fund and
                   International Bond Fund (previously Global Opportunity Fund) to the Agreement (g).

           (5.9)   Form of Amendment to Investment Management Agreement between
                   Registrant and Payden & Rygel adding Market Return Fund to the Agreement (o).

           (5.10)  Form of Amendment to Investment Management Agreement between
                   Registrant and Payden & Rygel adding Growth & Income Fund to the Agreement (k).

           (5.11)  Form of Amendment to Investment Management Agreement between
                   Registrant and Payden & Rygel adding Global Short Bond Fund to the Agreement (l).

           (5.12)  Form of Amendment to Investment Management Agreement between
                   Registrant and Payden & Rygel adding Total Return Fund,
                   International Equity Fund and Global Balanced Fund to the
                   Agreement (m).

           (5.13)  Form of Amendment to Investment Management Agreement between
                   Registrant and Payden & Rygel adding European Growth & Income
                   Fund to the Agreement (u).

           (5.14)  Form of Amendment to Investment Management Agreement between
                   Registrant and Payden & Rygel adding the PRAAM Money Market
                   Fund to the Agreement (u).


           (5.15)  Form of Amendment to Investment Management Agreement between
                   Registrant and Payden & Rygel adding the High Income Fund to the Agreement (v).

           (5.16)  Form of Amendment to Investment Management Agreement between
                   Registrant and Payden & Rygel adding the Value Stock Fund and
                   Growth Stock Fund to the Agreement.



           (5.17)  Form of Subadvisory Agreement between Payden & Rygel and
                   Scottish Widows Investment Management Limited with respect to the International Equity Fund and Global Balanced Fund (m).

           (5.18)  Form of Subadvisory Agreement between Payden & Rygel and
                   Scottish Widows Investment Management Limited with respect to the European Growth & Income Fund (t).

           (6.1)   Distribution Agreement between Registrant and Payden & Rygel
                   Distributors, Inc. (n).

           (6.2)   Amendment to Distribution Agreement between Registrant and
                   Payden & Rygel Distributors dated August 31, 1992 (p).

           (7)     None.

           (8)     Form of Custody Agreement between Registrant and Boston Safe
                   Deposit and Trust Company (q).

           (9.1) Management and Administration Agreement between Registrant and Treasury Plus, Incorporated dated as of January 1, 1996
                   (o).

           (9.2) Form of Investment Accounting Agreement between Registrant and Investors Fiduciary Trust Company (o).

           (9.3)   Form of Transfer Agency and Service Agreement between
                   Registrant and Investors Fiduciary Trust Company (o).

           (9.4)   License Agreement between Registrant and Payden & Rygel (n).

           (10)    Opinion of Counsel (To be filed).

           (11)    Not applicable.

           (12)    Not applicable.

           (13)    Investment letter of Payden & Rygel (b).

           (14.1)  Form of Payden & Rygel Investment Group Section 403(b)(7)
                   Custodial Account Agreement, including related application material (t).

           (14.2)  Form of Payden & Rygel Individual Retirement Account
                   Disclosure Statement, including related application material
                   (t).

           (15) The Payden & Rygel Investment Group Distribution Plan, adopted September 9, 1997 (u).

           (16)    Total return calculations (o).

           (17)    Not applicable.

           (18)    Form of The Payden & Rygel Investment Group Multiple Class
                   Plan (v).

           (19.1)  Powers of Attorney of Dennis Poulsen and J. Clayburn La Force
                   (r).

           (19.2)  Power of Attorney of Stender E. Sweeney (r).

           (19.3)  Power of Attorney of Thomas McKernan, Jr. (s).

           (19.4)  Power of Attorney of W.D. Hilton, Jr. (f).

           (19.5)

_____________

(a) Filed as an exhibit to the Registration Statement on April 2, 1992 and incorporated herein by reference.

(b) Filed as an exhibit to the Pre-Effective Amendment No. 2 to the Registration Statement on July 28, 1992 and incorporated herein by reference.

(c) Filed as an exhibit to Post-Effective Amendment No. 2 to the Registration Statement and incorporated herein by reference.

(d) Filed as an exhibit to Post-Effective Amendment No. 4 to the Registration Statement on January 24, 1994 and incorporated herein by reference.

(e) Filed as an exhibit to Post-Effective Amendment No. 6 to the Registration Statement on June 30, 1994 and incorporated herein by reference.

(f) Filed as an exhibit to Post-Effective Amendment No. 9 to the Registration Statement on October 17, 1994 and incorporated herein by reference.

(g) Filed as an exhibit to Post-Effective Amendment No. 11 to the Registration Statement on January 12, 1995 and incorporated herein by reference.

(h) Filed as an exhibit to Post-Effective Amendment No. 15 to the Registration Statement on July 6, 1995 and incorporated herein by reference.

(i) Filed as an exhibit to Post-Effective Amendment No. 17 to the Registration Statement on October 5, 1995 and incorporated herein by reference.

(j) Filed as an exhibit to Post-Effective Amendment No. 21 to the Registration Statement on February 7, 1996 and incorporated herein by reference.

(k) Filed as an exhibit to Post-Effective Amendment No. 24 to the Registration Statement on May 29, 1996 and incorporated herein by reference.

(l) Filed as an exhibit to Post-Effective Amendment No. 25 to the Registration Statement on July 3, 1996 and incorporated herein by reference.

(m) Filed as an exhibit to Post-Effective Amendment No. 26 to the Registration Statement on September 23, 1996 and incorporated herein by reference.

(n) Filed as an exhibit to Post-Effective Amendment No. 7 to the Registration Statement on July 1, 1994 and incorporated herein by reference.

(o) Filed as an exhibit to Post-Effective Amendment No. 16 to the Registration Statement on September 11, 1995 and incorporated herein by reference.

(p) Filed as an exhibit to Post-Effective Amendment No. 1 to the Registration Statement on February 17, 1993 and incorporated herein by reference.

(q) Filed as an exhibit to Post-Effective Amendment No. 27 to the Registration Statement on December 20, 1996 and incorporated herein by reference.

(r) Filed as an exhibit to Pre-Effective Amendment No. 1 to the Registration Statement on June 19, 1992 and incorporated herein by reference.

(s) Filed as an exhibit to Post-Effective Amendment No. 5 to the Registration Statement on March 1, 1994 and incorporated herein by reference.

(t) Filed as an exhibit to Post-Effective Amendment No. 29 to the Registration Statement on April 17, 1997 and incorporated herein by reference.

(u) Filed as an exhibit to Post-Effective Amendment No. 31 to the Registration Statement on September 24, 1997 and incorporated herein by reference.

(v) Filed as an exhibit to Post-Effective Amendment No. 32 to the Registration Statement on October 23, 1997 and incorporated herein by reference.


Item 25.   Persons Controlled by or Under Common Control with Registrant.

           As of September 30, 1997, the following persons held of record more than 25% of the outstanding shares of the following classes of shares of
Registrant: Payden & Rygel Intermediate Bond Fund, Class A -- Bert Bell NFL Retirement Plan (55.6%); Payden & Rygel U.S. Treasury Fund, Class A -- Dan Murphy Foundation (46.0%) and L. Horvitz (27.2%); Payden & Rygel International Bond Fund, Class A -- Consuelo Zobel Alger Foundation (74.3%); Payden & Rygel Global Balanced Fund, Class A -- Lon V. Smith Foundation (34.9%); Payden & Rygel International Equity Fund, Class A -- Dan Murphy Foundation (31.0%).


Item 26.   Number of Holders of Securities.

           As of September 23, 1997, the number of record holders of each class of securities of Registrant was as follows:

            Title of Class                  Number of Record Holders
            --------------                  ------------------------
Shares of beneficial interest of Payden
& Rygel Global Fixed Income Fund - Class A             254
                                 - Class B               0

Shares of beneficial interest of Payden
& Rygel International Bond Fund - Class A               10
                                - Class B                0

Shares of beneficial interest of Payden
& Rygel Tax Exempt Bond Fund    - Class A               74
                                - Class B                0

Shares of beneficial interest of Payden
& Rygel Short Duration Tax Exempt Fund
                                - Class A               53
                                - Class B                0

            Title of Class                  Number of Record Holders
            --------------                  ------------------------
Shares of beneficial interest of Payden
& Rygel Short Bond Fund         - Class A               61
                                - Class B                0

Shares of beneficial interest of Payden
& Rygel Intermediate Bond Fund  - Class A               44
                                - Class B                0

Shares of beneficial interest of Payden
& Rygel Investment Quality Bond
Fund                            - Class A               63
                                - Class B                0

Shares of beneficial interest of Payden
& Rygel Limited Maturity Fund   - Class A              233
                                - Class B                0

Shares of beneficial interest of Payden
& Rygel U.S. Treasury Fund      - Class A               28
                                - Class B                0

Shares of beneficial interest of Payden
& Rygel Market Return Fund      - Class A              118
                                - Class B                0

Shares of beneficial interest of Payden
& Rygel Growth & Income Fund    - Class A            4,359
                                - Class B                0

Shares of beneficial interest of Payden
& Rygel Global Short Bond Fund  - Class A               33
                                - Class B                0

Shares of beneficial interest of Payden
& Rygel Total Return Fund       - Class A               39
                                - Class B                0

Shares of beneficial interest of Payden
& Rygel Global Balanced Fund    - Class A               54
                                - Class B                0


Shares of beneficial interest of Payden
& Rygel International Equity
Fund                            - Class A               76
                                - Class B                0

Shares of beneficial interest of Payden
& Rygel European Growth and Income
Fund                            - Class A              511
                                - Class B                0

Item 27.   Indemnification.

           Section 6.4 of Article VI of Registrant's Master Trust Agreement, filed herewith as Exhibit 1, provides for the indemnification of Registrant's trustees and officers against liabilities incurred by them in connection with the defense or disposition of any action or proceeding in which they may be involved or with which they may be threatened, while in office or thereafter, by reason of being or having been in such office, except with respect to matters as to which it has been determined that they acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office ("Disabling Conduct").

           Section 7 of Registrant's Investment Management Agreement, filed herewith as Exhibit 5, provides for the indemnification of Registrant's Adviser against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its Disabling Conduct.
Section 4 of Registrant's Distribution Agreement, filed herewith as Exhibit 6, provides for the indemnification of Registrant's Distributor against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its Disabling Conduct.

           Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions.

           Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.   Business and Other Connections of Investment Adviser.

           During the two fiscal years ended December 31, 1996, Payden & Rygel has engaged principally in the business of providing investment services to institutional clients. During such period, the other substantial businesses, professions, vocations or employments of the directors and officers of Payden & Rygel have been as set forth below. The principal business address of such persons is 333 South Grand Avenue, Los Angeles, California 90071, except as otherwise indicated below.

Name and Principal
Business Address                    Office                         Other Employment
------------------                  ------                         ----------------
Joan A. Payden                      President and
                                    Director

Lynn M. Bowker                      Vice President
                                    and Treasurer

Lynda L. Faber                      Senior Vice
                                    President and
                                    Director

John P. Isaacson                    Executive Vice
                                    President and
                                    Director

Scott A. King                       Executive Vice
                                    President and
                                    Director

Brian W. Matthews                   Vice President

Christopher N. Orndorff             Vice President


Item 29.   Principal Underwriters.

           (a) Payden & Rygel Distributors, Inc. does not act as a principal underwriter, depositor or investment adviser to any investment company other than Registrant.

           (b) Information is furnished below with respect to the officers and directors of Payden & Rygel Distributors, Inc. The principal business address of such persons is 333 South Grand Avenue, Los Angeles, California 90071, except as otherwise indicated below.

                                      Positions and
                                      Offices with                         Positions and
Name and Principal                    Principal                            Offices with
Business Address                      Underwriter                          Registrant
------------------                    -------------                        -------------
Joan A. Payden                        President                            Trustee, Chairman
                                      and Director                         of the Board and
                                                                           Chief Executive
                                                                           Officer

Christopher N. Orndorff               Director                             Trustee

Shirley T. Hosoi                      Vice President and                   President and
                                      Chief Operating Officer              Chief Operating
                                                                           Officer

Thomas J. Barrett                     Chief Financial
                                      Officer

           (c)    Not applicable.


Item 30.   Location of Accounts and Records.

           All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained either at the offices of the Registrant (333 South Grand Avenue, Los Angeles, California 90071), its adviser Payden & Rygel (333 South Grand Avenue, 32nd Floor, Los Angeles, California 90071), its Administrator Treasury Plus, Inc. (333 South Grand Avenue, 32nd Floor, Los Angeles, California 90071), its Fund Accountant and Transfer Agent Investors Fiduciary Trust Company (127 West 10th Street, Kansas City, Missouri 64105), or its Custodian Boston Safe Deposit and Trust Company (One Boston Place, Boston, Massachusetts 02108).


Item 31.   Management Services.

           Not Applicable.


Item 32.   Undertakings.


           Registrant hereby undertakes that if it is requested by the holders of at least 10% of its outstanding shares to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee, it will do so and will assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

           Registrant hereby undertakes to file a post-effective amendment, using financial statements which need not be certified for the Value Stock and Growth Stock Funds, within four to six months of the effective date of Post-Effective Amendment No. 33 to Registrant's Form N-1A Registration.


           Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, State of California, on the 29th day of October, 1997.

                                           THE PAYDEN & RYGEL INVESTMENT GROUP


                                           By   s/Joan A. Payden
                                             ----------------------
                                                Joan A. Payden
                                                   President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

                                       Trustee and                    October 29, 1997
-----------------------------          Principal
s/Joan A. Payden                       Executive Officer
Joan A. Payden

J. Clayburn La Force*                  Trustee                        October 29, 1997
-----------------------------
J. Clayburn La Force

Dennis C. Poulsen*                     Trustee                        October 29, 1997
-----------------------------
Dennis C. Poulsen

Thomas McKernan, Jr.*                  Trustee                        October 29, 1997
-----------------------------
Thomas McKernan, Jr.

Stender E. Sweeney*                    Trustee                        October 29, 1997
-----------------------------
Stender E. Sweeney

W.D. Hilton, Jr.*                      Trustee                        October 29, 1997
-----------------------------
W.D. Hilton, Jr.

s/Lynda L. Faber                       Trustee                        October 29, 1997
-----------------------------
Lynda L. Faber

s/John Paul Isaacson                   Trustee                        October 29, 1997
-----------------------------
John Paul Isaacson

s/Christopher N. Orndorff              Trustee                        October 29, 1997
-----------------------------
Christopher N. Orndorff

s/Thomas J. Barrett                    Principal                      October 29, 1997
-----------------------------          Financial and
Thomas J. Barrett                      Accounting Officer

*s/Joan A. Payden
-----------------------------
By: Joan A. Payden
    Attorney-In-Fact

                                  EXHIBIT INDEX
                       THE PAYDEN & RYGEL INVESTMENT GROUP
                        FORM N-1A REGISTRATION STATEMENT
                         Post-Effective Amendment No. 33



Exhibit No.                 Title of Exhibit
-----------                 ----------------

      (1.18)                Form of Amendment No. 17 to the Master Trust
                            Agreement.

      (5.16) Form of Amendment to Investment Management Agreement between Registrant and Payden & Rygel adding Value
                            Stock and Growth Stock Funds to the Agreement.
